Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 41.5%
		Communication Services: 2.7%
4,486	(1)	Adevinta ASA	$31,846	0.0
31,324	(1)	Alphabet, Inc. - Class A	3,249,239	1.1
21,032		Bezeq Israeli Telecommunication Corp., Ltd.	28,634	0.0
1,043	(1)	Charter Communications, Inc.	372,987	0.1
21,885		Comcast Corp. – Class A	829,660	0.3
2,258		Electronic Arts, Inc.	271,976	0.1
8,091		Iridium Communications, Inc.	501,076	0.2
5,700		KDDI Corp.	175,775	0.1
9,639		Koninklijke KPN NV	34,060	0.0
4,723	(1)	Live Nation Entertainment, Inc.	330,610	0.1
4,183	(1)	Meta Platforms, Inc.	886,545	0.3
2,086	(1)	NetFlix, Inc.	720,671	0.3
317		Nexstar Media Group, Inc.	54,733	0.0
700	(2)	Nippon Telegraph & Telephone Corp.	20,918	0.0
873		Publicis Groupe	68,147	0.0
402	(3)	Scout24 SE	23,911	0.0
120	(1)	Sea Ltd. ADR	10,386	0.0
13,400		Singapore Telecommunications Ltd.	24,828	0.0
1,700		SoftBank Group Corp.	66,833	0.0
470	(1)	Spotify Technology SA	62,801	0.0
1,174		TEGNA, Inc.	19,852	0.0
214,150	(1)	Telecom Italia S.p.A. - TIT	70,624	0.1
22,196		Telia Co. AB	56,362	0.0
10,377		Telstra Group Ltd.	29,381	0.0
395	(1)	TripAdvisor, Inc.	7,845	0.0
6,095		Vivendi SE	61,630	0.0
1,799		WPP PLC	21,374	0.0
110	(1)	Ziff Davis, Inc.	8,586	0.0
2,338	(1)	ZoomInfo Technologies, Inc.	57,772	0.0
			8,099,062	2.7

		Consumer Discretionary: 4.5%
7,091		ADT, Inc.	51,268	0.0
18,174	(1)	Amazon.com, Inc.	1,877,192	0.7
1,197		Aramark	42,853	0.0
4,186		Aristocrat Leisure Ltd.	104,660	0.1
1,703	(1)	Autonation, Inc.	228,815	0.1
46	(1)	Autozone, Inc.	113,075	0.1
1,529		BorgWarner, Inc.	75,089	0.0
2,226		Boyd Gaming Corp.	142,731	0.1
719		Brunswick Corp.	58,958	0.0
1,065		Burberry Group PLC	34,101	0.0
2,276	(1)	Carmax, Inc.	146,301	0.1
716		Cie Financiere Richemont SA	114,815	0.1
569	(1)	CROCS, Inc.	71,944	0.0
2,988		Dana, Inc.	44,969	0.0
160	(1)	Deckers Outdoor Corp.	71,928	0.0
1,182		Dick's Sporting Goods, Inc.	167,714	0.1
262		D'ieteren Group	50,981	0.0
1,713	(2)	Electrolux AB	20,820	0.0
2,722		Entain PLC	42,273	0.0
415	(3)	Evolution AB	55,601	0.0
80	(1)	Five Below, Inc.	16,478	0.0
17,703		Ford Motor Co.	223,058	0.1
80	(1)	Fox Factory Holding Corp.	9,710	0.0
339	(1),(2)	GameStop Corp.	7,804	0.0
12,627		General Motors Co.	463,158	0.2
4,921		Gentex Corp.	137,936	0.1
97,500		Genting Singapore Ltd.	82,291	0.0
2,300		Genuine Parts Co.	384,813	0.1
1,961	(1)	Goodyear Tire & Rubber Co.	21,610	0.0
13		Graham Holdings Co.	7,746	0.0
70	(1)	Grand Canyon Education, Inc.	7,973	0.0
243		H&R Block, Inc.	8,566	0.0
1,305		Harley-Davidson, Inc.	49,551	0.0
10		Hermes International	20,253	0.0
6,326	(1)	Hilton Grand Vacations, Inc.	281,064	0.1
1,378		Hilton Worldwide Holdings, Inc.	194,119	0.1
862		Home Depot, Inc.	254,393	0.1
6,600	(2)	Honda Motor Co., Ltd.	174,578	0.1
5,090		Industria de Diseno Textil SA	171,000	0.1
3,400		Isuzu Motors Ltd.	40,633	0.0
508	(1),(3)	Just Eat Takeaway.com NV	9,694	0.0
97		Kering SA	63,286	0.0
518		Kohl's Corp.	12,194	0.0
2,008	(3)	La Francaise des Jeux SAEM	83,689	0.0
626		Lear Corp.	87,321	0.0
181		Leggett & Platt, Inc.	5,770	0.0
56		Lithia Motors, Inc.	12,820	0.0
9,542		LKQ Corp.	541,604	0.2
180		LVMH Moet Hennessy Louis Vuitton SE	165,224	0.1
2,093		Macy's, Inc.	36,607	0.0
412		Marriott Vacations Worldwide Corp.	55,562	0.0
2,920	(1)	Mattel, Inc.	53,757	0.0
1,000		Mazda Motor Corp.	9,224	0.0
2,944		McDonald's Corp.	823,172	0.3
8,717		MGM Resorts International	387,209	0.1
853		Moncler SpA	58,918	0.0
96		Murphy USA, Inc.	24,773	0.0
7,585		Nike, Inc. - Class B	930,224	0.3
3,100	(2)	Nissan Motor Co., Ltd.	11,732	0.0
1,534	(2)	Nordstrom, Inc.	24,958	0.0
139	(1)	Ollie's Bargain Outlet Holdings, Inc.	8,054	0.0
300		Open House Group Co. Ltd.	11,250	0.0
5,000		Panasonic Holdings Corp.	44,736	0.0
1,307		Pandora A/S	125,457	0.1
9,259	(1)	Penn Entertainment, Inc.	274,622	0.1
631		PVH Corp.	56,260	0.0
3,081		Ralph Lauren Corp.	359,460	0.1
878	(1)	Scientific Games Corp.	52,724	0.0
4,700		Sekisui Chemical Co., Ltd.	66,751	0.0
3,200		Sekisui House Ltd.	65,220	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

89		Service Corp. International	6,121	0.0
200		Sony Group Corp.	18,217	0.0
4,700		Subaru Corp.	75,029	0.0
2,092	(1)	Taylor Morrison Home Corp.	80,040	0.0
7,572	(1)	Tesla, Inc.	1,570,887	0.5
425		Thor Industries, Inc.	33,847	0.0
278	(1)	TopBuild Corp.	57,863	0.0
4,500		Toyota Motor Corp.	64,059	0.0
1,343		Travel + Leisure Co.	52,646	0.0
28,335	(1)	Under Armour, Inc. - Class A	268,899	0.1
600		USS Co., Ltd.	10,410	0.0
667	(1)	Victoria's Secret & Co.	22,778	0.0
17,294		Wendy's Company	376,663	0.1
368		Williams-Sonoma, Inc.	44,771	0.0
210		Wingstop, Inc.	38,552	0.0
427		Wyndham Hotels & Resorts, Inc.	28,972	0.0
1,278	(1)	Wynn Resorts Ltd.	143,021	0.1
834	(1),(3)	Zalando SE	34,954	0.0
1,200		ZOZO, Inc.	27,446	0.0
			13,490,269	4.5

		Consumer Staples: 2.8%
1,068		Archer-Daniels-Midland Co.	85,077	0.0
4,014	(1)	BellRing Brands, Inc.	136,476	0.1
77	(1)	BJ's Wholesale Club Holdings, Inc.	5,857	0.0
110	(1)	Boston Beer Co., Inc.	36,157	0.0
5,731		British American Tobacco PLC	200,896	0.1
3,019		Carrefour S.A.	61,037	0.0
41		Casey's General Stores, Inc.	8,875	0.0
325	(1)	Celsius Holdings, Inc.	30,205	0.0
20,021		Coca-Cola Co.	1,241,903	0.4
68		Coca-Cola Consolidated, Inc.	36,385	0.0
353		Coca-Cola European Partners PLC - USD	20,894	0.0
2,291		Coca-Cola HBC AG	62,716	0.0
3,689		Coles Group Ltd.	44,573	0.0
1,892		Costco Wholesale Corp.	940,078	0.3
849	(1)	Darling Ingredients, Inc.	49,582	0.0
225		Diageo PLC	10,042	0.0
2,182		Flowers Foods, Inc.	59,809	0.0
11,834		Haleon PLC	47,009	0.0
1,469		Heineken Holding NV	134,779	0.1
1,003	(1)	HelloFresh SE	23,919	0.0
469		Ingredion, Inc.	47,711	0.0
7,660		J Sainsbury Plc	26,359	0.0
7,000		Japan Tobacco, Inc.	147,865	0.1
1,700		Kobayashi Pharmaceutical Co., Ltd.	103,971	0.0
2,915		Kroger Co.	143,914	0.1
402		L'Oreal S.A.	179,631	0.1
11,303		Mondelez International, Inc.	788,045	0.3
2,933		Mowi ASA	54,249	0.0
2,323		Nestle SA	283,245	0.1
7,286		PepsiCo, Inc.	1,328,238	0.5
1,378	(1)	Performance Food Group Co.	83,149	0.0
570		Pernod Ricard SA	129,066	0.1
6,110		Philip Morris International, Inc.	594,197	0.2
2,351		Procter & Gamble Co.	349,570	0.1
210		Remy Cointreau SA	38,238	0.0
500		Suntory Beverage & Food Ltd.	18,624	0.0
37,296		Tesco PLC	122,272	0.0
6,195		Treasury Wine Estates Ltd.	54,384	0.0
4,437		Tyson Foods, Inc.	263,203	0.1
446		Unilever PLC	23,088	0.0
256		Unilever PLC - ULVRL	13,266	0.0
8,620	(1)	US Foods Holding Corp.	318,423	0.1
96,000	(3)	WH Group Ltd.	57,230	0.0
400		Yakult Honsha Co., Ltd.	29,064	0.0
			8,433,271	2.8

		Energy: 1.9%
2,557		Aker BP ASA	62,710	0.0
3,737		Ampol Ltd.	76,190	0.0
744	(1)	Antero Resources Corp.	17,179	0.0
11,332		Baker Hughes Co.	327,041	0.1
35,864		BP PLC	226,678	0.1
662		ChampionX Corp.	17,960	0.0
2,783		Cheniere Energy, Inc.	438,601	0.2
1,336		Chevron Corp.	217,982	0.1
2,006	(1)	CNX Resources Corp.	32,136	0.0
1,157		ConocoPhillips	114,786	0.0
3,125		Diamondback Energy, Inc.	422,406	0.2
326		DT Midstream, Inc.	16,095	0.0
4,930		EOG Resources, Inc.	565,126	0.2
3,599		EQT Corp.	114,844	0.0
803		Equinor ASA	22,828	0.0
16,641		Equitrans Midstream Corp.	96,185	0.0
7,258		Exxon Mobil Corp.	795,912	0.3
427		Halliburton Co.	13,510	0.0
494		HF Sinclair Corp.	23,900	0.0
4,246		Marathon Petroleum Corp.	572,488	0.2
792		Matador Resources Co.	37,739	0.0
980		Murphy Oil Corp.	36,240	0.0
479		OMV AG	21,997	0.0
402		PBF Energy, Inc.	17,431	0.0
776		Phillips 66	78,671	0.0
601		Pioneer Natural Resources Co.	122,748	0.1
1,660		Range Resources Corp.	43,940	0.0
7,144		Repsol SA	109,860	0.1
6,351		Shell PLC	180,994	0.1
8,388	(1)	Southwestern Energy Co.	41,940	0.0
4,407		Targa Resources Corp.	321,491	0.1
1,507		TotalEnergies SE	88,859	0.0
1,940		Valero Energy Corp.	270,824	0.1
			5,547,291	1.9

		Financials: 5.7%
6,292		3i Group PLC	131,147	0.1
2,364	(3)	ABN AMRO Bank NV	37,487	0.0
32	(1),(3)	Adyen NV	50,990	0.0
1,391		Affiliated Managers Group, Inc.	198,106	0.1
4,600		AIA Group Ltd.	48,242	0.0
420		American Financial Group, Inc.	51,030	0.0
7,010		American International Group, Inc.	353,024	0.1
1,695		Ameriprise Financial, Inc.	519,517	0.2
822	(3)	Amundi SA	51,794	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

3,475		Annaly Capital Management, Inc.	66,407	0.0
2,440		Aon PLC	769,308	0.3
120		Ares Management Corp.	10,013	0.0
185		Assured Guaranty Ltd.	9,300	0.0
578		ASX Ltd.	25,242	0.0
6,182		AXA S.A.	188,660	0.1
1,524		Axis Capital Holdings Ltd.	83,088	0.0
10,105	(2)	Banco Bilbao Vizcaya Argentaria SA	72,245	0.0
16,562		Bank of America Corp.	473,673	0.2
1,108		Bank OZK	37,894	0.0
68,906		Barclays PLC	124,024	0.1
2,802	(1)	Berkshire Hathaway, Inc. – Class B	865,174	0.3
3,251		BNP Paribas	194,143	0.1
3,407		Capital One Financial Corp.	327,617	0.1
6,841		Charles Schwab Corp.	358,332	0.1
9,886		Citigroup, Inc.	463,555	0.2
5,926		Citizens Financial Group, Inc.	179,973	0.1
2,102		CNO Financial Group, Inc.	46,643	0.0
1,097		Columbia Banking System, Inc.	23,498	0.0
1,201		Commerce Bancshares, Inc.	70,078	0.0
6,127	(1)	Commerzbank AG	64,507	0.0
217		Commonwealth Bank of Australia	14,328	0.0
405		Cullen/Frost Bankers, Inc.	42,663	0.0
2,732	(1)	Danske Bank A/S	54,965	0.0
9,929		Deutsche Bank AG	100,970	0.0
1,227		East West Bancorp, Inc.	68,098	0.0
624		Edenred	36,931	0.0
571		Essent Group Ltd.	22,869	0.0
68	(1)	Euronet Worldwide, Inc.	7,609	0.0
464		Evercore, Inc.	53,536	0.0
2,136		FinecoBank Banca Fineco SpA	32,726	0.0
1,149		First American Financial Corp.	63,953	0.0
971		FNB Corp.	11,264	0.0
1,421	(2)	Gjensidige Forsikring ASA	23,237	0.0
1,065		Goldman Sachs Group, Inc.	348,372	0.1
555		Groupe Bruxelles Lambert NV	47,364	0.0
5,083		Hancock Whitney Corp.	185,021	0.1
7,521		Hartford Financial Services Group, Inc.	524,138	0.2
5,334		HSBC Holdings PLC	36,252	0.0
1,162		International Bancshares Corp.	49,757	0.0
9,922		Intesa Sanpaolo SpA	25,464	0.0
364		Jefferies Financial Group, Inc.	11,553	0.0
3,487		JPMorgan Chase & Co.	454,391	0.2
111		Kemper Corp.	6,067	0.0
4,526		Lazard Ltd.	149,856	0.1
203,605		Lloyds Banking Group Plc	119,709	0.1
10,487		Loews Corp.	608,456	0.2
437		London Stock Exchange Group PLC	42,445	0.0
5,132		Marsh & McLennan Cos., Inc.	854,735	0.3
1,661		Mastercard, Inc. - Class A	603,624	0.2
10,965		Medibank Pvt Ltd.	24,744	0.0
3,009		MGIC Investment Corp.	40,381	0.0
29,800		Mitsubishi UFJ Financial Group, Inc.	190,978	0.1
5,732		Morgan Stanley	503,270	0.2
845		Nasdaq, Inc.	46,196	0.0
6,040		National Australia Bank Ltd.	112,545	0.0
41,472		NatWest Group PLC	135,324	0.1
1,355		Navient Corp.	21,666	0.0
2,996		NN Group NV	108,785	0.0
6,971		Nordea Bank Abp	74,438	0.0
3,526		Old Republic International Corp.	88,044	0.0
8,500		ORIX Corp.	140,148	0.1
4,834	(1)	PayPal Holdings, Inc.	367,094	0.1
558		Pinnacle Financial Partners, Inc.	30,779	0.0
2,390		Popular, Inc.	137,210	0.1
5,309	(3)	Poste Italiane SpA	54,139	0.0
56		Primerica, Inc.	9,645	0.0
800		Prosperity Bancshares, Inc.	49,216	0.0
39,605		Rithm Capital Corp.	316,840	0.1
141		RLI Corp.	18,740	0.0
5,800		Singapore Exchange Ltd.	41,073	0.0
4,200		Societe Generale	94,632	0.0
2,600	(2)	Sompo Holdings, Inc.	103,025	0.0
1,265		Standard Chartered PLC	9,587	0.0
2,772	(2)	Starwood Property Trust, Inc.	49,037	0.0
868		Stifel Financial Corp.	51,290	0.0
3,800	(2)	Sumitomo Mitsui Financial Group, Inc.	152,067	0.1
2,300	(2)	Sumitomo Mitsui Trust Holdings, Inc.	79,019	0.0
3,538	(2)	Swedbank AB	58,181	0.0
517		Synovus Financial Corp.	15,939	0.0
8,400	(2)	Tokio Marine Holdings, Inc.	161,658	0.1
4,043		UMB Financial Corp.	233,362	0.1
6,217		Unum Group	245,944	0.1
8,438		US Bancorp	304,190	0.1
3,611		Virtu Financial, Inc.	68,248	0.0
3,871		Visa, Inc. - Class A	872,756	0.3
1,621		Washington Federal, Inc.	48,825	0.0
119		Webster Financial Corp.	4,691	0.0
20,983		Wells Fargo & Co.	784,345	0.3
851		Willis Towers Watson PLC	197,755	0.1
1,698		Wintrust Financial Corp.	123,869	0.0
240		Zions Bancorp NA	7,183	0.0
375		Zurich Insurance Group AG	179,699	0.1
			16,851,621	5.7

		Health Care: 5.7%
4,950		Abbott Laboratories	501,237	0.2
1,387		AbbVie, Inc.	221,046	0.1
4,097		Agilent Technologies, Inc.	566,779	0.2
1,373		Alcon, Inc.	97,466	0.0
149	(1)	Amedisys, Inc.	10,959	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

77		AmerisourceBergen Corp.	12,328	0.0
700		Astellas Pharma, Inc.	9,945	0.0
984		AstraZeneca PLC	136,337	0.1
187	(1)	Biogen, Inc.	51,992	0.0
12,888		Bristol-Myers Squibb Co.	893,267	0.3
229		Bruker Corp.	18,054	0.0
5,622	(1)	Centene Corp.	355,367	0.1
1,700		Chugai Pharmaceutical Co., Ltd.	41,977	0.0
1,712		Cigna Corp.	437,467	0.2
6,269		CVS Health Corp.	465,849	0.2
1,616		Danaher Corp.	407,297	0.1
1,244	(1)	DexCom, Inc.	144,528	0.1
544	(1),(2)	Doximity, Inc.	17,615	0.0
1,109	(1)	Edwards Lifesciences Corp.	91,748	0.0
1,448		Elevance Health, Inc.	665,805	0.2
908		Eli Lilly & Co.	311,825	0.1
10,587	(1)	Exelixis, Inc.	205,494	0.1
1,343		Getinge AB	32,753	0.0
5,808		Gilead Sciences, Inc.	481,890	0.2
923	(1)	Globus Medical, Inc.	52,279	0.0
7,896		GSK PLC	139,516	0.1
366	(1)	Haemonetics Corp.	30,286	0.0
949	(1)	Halozyme Therapeutics, Inc.	36,242	0.0
4,288		Hikma Pharmaceuticals PLC	88,878	0.0
2,933	(1)	Hologic, Inc.	236,693	0.1
1,200		Hoya Corp.	132,615	0.1
484		Humana, Inc.	234,963	0.1
2,899	(1)	Inari Medical, Inc.	178,984	0.1
4,147	(1)	Incyte Corp., Ltd.	299,704	0.1
786		Ipsen SA	86,548	0.0
495	(1)	Jazz Pharmaceuticals PLC	72,433	0.0
7,060		Johnson & Johnson	1,094,300	0.4
52		Laboratory Corp. of America Holdings	11,930	0.0
1,631	(1)	Lantheus Holdings, Inc.	134,655	0.0
791	(1)	LivaNova PLC	34,472	0.0
52	(1)	Masimo Corp.	9,596	0.0
829		McKesson Corp.	295,165	0.1
285	(1)	Medpace Holdings, Inc.	53,594	0.0
4,815		Medtronic PLC	388,185	0.1
7,676		Merck & Co., Inc.	816,650	0.3
110		Merck KGaA	20,508	0.0
151	(1)	Mettler Toledo International, Inc.	231,062	0.1
146	(1)	Molina Healthcare, Inc.	39,053	0.0
2,558	(1)	Neurocrine Biosciences, Inc.	258,921	0.1
1,558		Novartis AG	143,053	0.1
1,885		Novo Nordisk A/S	299,378	0.1
600		Olympus Corp.	10,538	0.0
361	(1)	Omnicell, Inc.	21,180	0.0
4,700		Ono Pharmaceutical Co., Ltd.	97,939	0.0
939	(1)	Option Care Health, Inc.	29,832	0.0
1,000		Otsuka Holdings Co. Ltd.	31,750	0.0
1,618		Patterson Cos., Inc.	43,314	0.0
59	(1)	Penumbra, Inc.	16,443	0.0
15,688		Pfizer, Inc.	640,070	0.2
1,233	(1)	Progyny, Inc.	39,604	0.0
2,325	(1)	QIAGEN NV	105,896	0.0
178	(1)	QuidelOrtho Corp.	15,858	0.0
685	(1)	Regeneron Pharmaceuticals, Inc.	562,844	0.2
44	(1)	Repligen Corp.	7,408	0.0
1,231		Roche Holding AG-GENUSSCHEIN	351,749	0.1
1,775		Sanofi	192,551	0.1
51		Sartorius Stedim Biotech	15,647	0.0
832	(1)	Shockwave Medical, Inc.	180,403	0.1
2,450		Sonic Healthcare Ltd.	57,435	0.0
401		Sonova Holding AG - Reg	118,291	0.1
526	(1)	Staar Surgical Co.	33,638	0.0
724	(1)	Swedish Orphan Biovitrum AB	16,870	0.0
3,500	(2)	Takeda Pharmaceutical Co., Ltd.	114,952	0.0
331	(1)	Tandem Diabetes Care, Inc.	13,442	0.0
2,000		Terumo Corp.	54,091	0.0
1,093		Thermo Fisher Scientific, Inc.	629,972	0.2
767		UCB S.A.	68,552	0.0
230	(1)	United Therapeutics Corp.	51,511	0.0
2,181		UnitedHealth Group, Inc.	1,030,719	0.3
757	(1)	Veeva Systems, Inc.	139,129	0.1
1,828	(1)	Vertex Pharmaceuticals, Inc.	575,948	0.2
			16,866,264	5.7

		Industrials: 4.6%
271		ABB Ltd.	9,323	0.0
3,674		ACS Actividades de Construccion y Servicios SA	117,016	0.1
1,606		Acuity Brands, Inc.	293,464	0.1
123	(2)	Advanced Drainage Systems, Inc.	10,358	0.0
4,903		AECOM	413,421	0.2
113	(1),(3)	Aena SME SA	18,273	0.0
500		AGC, Inc.	18,640	0.0
307		AGCO Corp.	41,506	0.0
1,567		Alfa Laval AB	55,953	0.0
6,770	(1)	American Airlines Group, Inc.	99,858	0.0
709		Ametek, Inc.	103,039	0.1
33		AP Moller - Maersk A/S - Class B	59,984	0.0
473	(1)	ASGN, Inc.	39,103	0.0
7,039		Atlas Copco AB - A Shares	89,172	0.0
30,195		Aurizon Holdings Ltd.	68,010	0.0
2,362		Automatic Data Processing, Inc.	525,852	0.2
230	(1)	Avis Budget Group, Inc.	44,804	0.0
112	(1)	Axon Enterprise, Inc.	25,183	0.0
2,839		BAE Systems PLC	34,341	0.0
688		Brenntag SE	51,777	0.0
1,154	(1)	Builders FirstSource, Inc.	102,452	0.0
106		Carlisle Cos., Inc.	23,963	0.0
3,476		Carrier Global Corp.	159,027	0.1
74	(1)	Chart Industries, Inc.	9,280	0.0
2,625		Cie de Saint-Gobain	149,215	0.1
374		Cintas Corp.	173,042	0.1
4,000		CK Hutchison Holdings Ltd.	24,747	0.0
652	(1)	Clarivate PLC	6,122	0.0
449	(1)	Clean Harbors, Inc.	64,010	0.0
5,711		CNH Industrial NV	87,385	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

151		Concentrix Corp.	18,354	0.0
2,109	(1),(2)	Copa Holdings S.A.- Class A	194,766	0.1
4,324	(1)	Copart, Inc.	325,208	0.1
763	(1)	CoStar Group, Inc.	52,533	0.0
21,416		CSX Corp.	641,195	0.2
34		Curtiss-Wright Corp.	5,993	0.0
1,597		DCC PLC	93,091	0.0
2,874		Deutsche Post AG	134,606	0.1
832		Donaldson Co., Inc.	54,363	0.0
373	(1)	Driven Brands Holdings, Inc.	11,306	0.0
19,264		Dun & Bradstreet Holdings, Inc.	226,159	0.1
592		Eiffage SA	64,064	0.0
6,650		Emerson Electric Co.	579,481	0.2
322	(1)	ExlService Holdings, Inc.	52,109	0.0
1,722		Experian PLC	56,701	0.0
1,054		Flowserve Corp.	35,836	0.0
1,431	(1)	Fluor Corp.	44,232	0.0
9,922		Fortive Corp.	676,383	0.2
206		Fortune Brands Innovations, Inc.	12,098	0.0
54	(1)	FTI Consulting, Inc.	10,657	0.0
1,300		Fuji Electric Co. Ltd.	51,337	0.0
5,254	(1)	Gates Industrial Corp. PLC	72,978	0.0
2,138		GEA Group AG	97,531	0.0
5,057		General Electric Co.	483,449	0.2
10,442		Genpact Ltd.	482,629	0.2
818		Graco, Inc.	59,722	0.0
653	(1)	Hayward Holdings, Inc.	7,653	0.0
200		Hitachi Ltd.	10,992	0.0
354		Hubbell, Inc.	86,132	0.0
6,627		Ingersoll Rand, Inc.	385,559	0.1
523		Insperity, Inc.	63,571	0.0
2,100		Jardine Matheson Holdings Ltd.	101,997	0.0
1,928	(1)	JetBlue Airways Corp.	14,036	0.0
6,410		Johnson Controls International plc	386,010	0.1
214		KBR, Inc.	11,781	0.0
28,100		Keppel Corp., Ltd.	119,221	0.1
638		Kone Oyj	33,274	0.0
743		Legrand S.A.	67,890	0.0
1,334		Leidos Holdings, Inc.	122,808	0.1
34	(2)	Lincoln Electric Holdings, Inc.	5,749	0.0
4,600	(2)	Lixil Corp.	75,927	0.0
84		Manpowergroup, Inc.	6,933	0.0
572	(1)	Mastec, Inc.	54,020	0.0
140	(1)	Middleby Corp.	20,525	0.0
283		MSC Industrial Direct Co.	23,772	0.0
1,900	(2)	NGK Insulators Ltd.	25,195	0.0
1,200		Nihon M&A Center Holdings, Inc.	8,994	0.0
1,653		nVent Electric PLC	70,980	0.0
1,076		Owens Corning, Inc.	103,081	0.1
1,788		Parker Hannifin Corp.	600,965	0.2
2,223		Pentair PLC	122,865	0.1
1,000		Persol Holdings Co. Ltd.	20,135	0.0
1,500		Recruit Holdings Co. Ltd.	41,264	0.0
648		Regal Rexnord Corp.	91,193	0.0
294		Robert Half International, Inc.	23,688	0.0
793		Rockwell Automation, Inc.	232,706	0.1
369		Ryder System, Inc.	32,930	0.0
305	(1)	Saia, Inc.	82,984	0.0
2,200		Secom Co., Ltd.	135,581	0.1
5,302		Sensata Technologies Holding PLC	265,206	0.1
1,715		Siemens AG	277,838	0.1
26,200		Singapore Airlines Ltd.	113,013	0.0
26,000		SITC International Holdings Co. Ltd.	55,878	0.0
1,648	(2)	SKF AB - B Shares	32,461	0.0
5,386		Smiths Group PLC	114,230	0.1
374	(1),(2)	SunPower Corp.	5,176	0.0
1,200	(2)	Taisei Corp.	37,127	0.0
1,000		Terex Corp.	48,380	0.0
76		Tetra Tech, Inc.	11,165	0.0
1,478		Textron, Inc.	104,391	0.1
1,085		Timken Co.	88,666	0.0
109		Toro Co.	12,116	0.0
600		Toyota Industries Corp.	33,427	0.0
1,700		Toyota Tsusho Corp.	72,483	0.0
476		Trane Technologies PLC	87,575	0.0
2,826		Transurban Group - Stapled Security	26,984	0.0
1,088		United Rentals, Inc.	430,587	0.2
910	(1)	Univar Solutions, Inc.	31,877	0.0
6,842	(2)	Volvo AB - B Shares	140,991	0.1
65		Watsco, Inc.	20,680	0.0
785		Watts Water Technologies, Inc.	132,131	0.1
5,007		Westinghouse Air Brake Technologies Corp.	506,007	0.2
221	(1)	WillScot Mobile Mini Holdings Corp.	10,361	0.0
1,099		Wolters Kluwer NV	138,735	0.1
581		Woodward, Inc.	56,572	0.0
392		WW Grainger, Inc.	270,014	0.1
			13,769,583	4.6

		Information Technology: 9.5%
1,031		Accenture PLC	294,670	0.1
1,613	(1)	ACI Worldwide, Inc.	43,519	0.0
2,549	(1)	Adobe, Inc.	982,308	0.3
705	(1)	Advanced Micro Devices, Inc.	69,097	0.0
7,750	(1)	Allegro MicroSystems, Inc.	371,923	0.1
5,321		Amdocs Ltd.	510,976	0.2
38,115		Apple, Inc.	6,285,164	2.1
5,370		Applied Materials, Inc.	659,597	0.2
625	(1)	Arrow Electronics, Inc.	78,044	0.0
128		ASM International NV	51,956	0.0
473		ASML Holding NV	322,326	0.1
775	(1)	Autodesk, Inc.	161,324	0.1
1,381		Avnet, Inc.	62,421	0.0
400		Azbil Corp.	10,956	0.0
79		Broadcom, Inc.	50,682	0.0
2,313	(1)	Cadence Design Systems, Inc.	485,938	0.2
1,622	(1)	Calix, Inc.	86,923	0.0
672		Capgemini SE	124,882	0.1
918	(1)	Check Point Software Technologies	119,340	0.0
224	(1)	Cirrus Logic, Inc.	24,501	0.0
21,323		Cisco Systems, Inc.	1,114,660	0.4
311		Cognex Corp.	15,410	0.0
841	(1),(2)	Coherent Corp.	32,025	0.0
242	(1)	CyberArk Software Ltd.	35,811	0.0
14,646	(1)	Dropbox, Inc.	316,647	0.1
1,440	(1)	Dynatrace, Inc.	60,912	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

164	(1)	EPAM Systems, Inc.	49,036	0.0
2,810	(1)	F5, Inc.	409,389	0.1
2,163	(1)	Fortinet, Inc.	143,753	0.1
1,835	(1)	GoDaddy, Inc.	142,616	0.1
3,059		Halma PLC	84,448	0.0
1,100		Hamamatsu Photonics KK	59,336	0.0
400		Hirose Electric Co., Ltd.	52,331	0.0
355	(1)	HubSpot, Inc.	152,206	0.1
1,690		Infineon Technologies AG	69,400	0.0
1,615		Jabil, Inc.	142,378	0.1
6,684		Juniper Networks, Inc.	230,063	0.1
3,228	(1)	Keysight Technologies, Inc.	521,257	0.2
1,144		KLA Corp.	456,651	0.2
548		Lam Research Corp.	290,506	0.1
1,202	(1)	Lattice Semiconductor Corp.	114,791	0.0
183	(1)	MACOM Technology Solutions Holdings, Inc.	12,964	0.0
18,045		Microsoft Corp.	5,202,374	1.8
600		Monolithic Power Systems, Inc.	300,324	0.1
879		National Instruments Corp.	46,068	0.0
2,300	(2)	NEC Corp.	88,792	0.0
4,791		NetApp, Inc.	305,905	0.1
6,138		Nokia OYJ - Finland	30,131	0.0
7,482		Nvidia Corp.	2,078,275	0.7
1,214	(1)	Palo Alto Networks, Inc.	242,484	0.1
1,029	(1)	Paycom Software, Inc.	312,826	0.1
652	(1)	Paylocity Holding Corp.	129,605	0.0
10,152	(1)	Pure Storage, Inc. - Class A	258,978	0.1
5,692		Qualcomm, Inc.	726,185	0.2
2,033	(1)	Qualys, Inc.	264,331	0.1
1,900	(1)	Renesas Electronics Corp.	27,514	0.0
1,300		Rohm Co., Ltd.	108,350	0.1
4,466	(1)	Salesforce, Inc.	892,217	0.3
99		SAP SE	12,501	0.0
1,274	(1)	ServiceNow, Inc.	592,053	0.2
3,100		Shimadzu Corp.	97,317	0.1
142	(1)	Silicon Laboratories, Inc.	24,863	0.0
395		Skyworks Solutions, Inc.	46,602	0.0
249	(1)	Super Micro Computer, Inc.	26,531	0.0
382		TD SYNNEX Corp.	36,974	0.0
9,827	(2)	Telefonaktiebolaget LM Ericsson	57,604	0.0
1,203	(1)	Teradata Corp.	48,457	0.0
12,771		The Sage Group PLC	122,555	0.1
2,895		Universal Display Corp.	449,101	0.2
1,048		WiseTech Global Ltd.	46,168	0.0
407	(1)	Wix.com Ltd.	40,619	0.0
1,556	(1)	Workday, Inc.	321,376	0.1
825	(1)	Xero Ltd.	50,037	0.0
800		Yokogawa Electric Corp.	13,027	0.0
			28,303,281	9.5

		Materials: 1.5%
120		Air Liquide SA	20,087	0.0
707		Air Products & Chemicals, Inc.	203,057	0.1
254		Albemarle Corp.	56,144	0.0
1,061		Alcoa Corp.	45,156	0.0
2,830		Anglo American PLC	94,129	0.0
127		Aptargroup, Inc.	15,010	0.0
785		ArcelorMittal SA	23,783	0.0
475		Arkema SA	46,900	0.0
562		Ashland, Inc.	57,723	0.0
4,917		Avient Corp.	202,384	0.1
1,980		BASF SE	103,948	0.0
7,652		BHP Group Ltd.	241,909	0.1
4,251		BlueScope Steel Ltd.	57,539	0.0
1,114	(1)	Cleveland-Cliffs, Inc.	20,420	0.0
2,852		CRH PLC	144,084	0.1
3,056		Dow, Inc.	167,530	0.1
401		Eagle Materials, Inc.	58,847	0.0
1,922		Ecolab, Inc.	318,149	0.1
47		FMC Corp.	5,740	0.0
37		Givaudan	120,427	0.1
6,675		IGO Ltd.	57,239	0.0
1,732	(1)	Ingevity Corp.	123,873	0.0
864		Louisiana-Pacific Corp.	46,837	0.0
205	(1)	MP Materials Corp.	5,779	0.0
1,600	(2)	Nitto Denko Corp.	103,554	0.0
2,497		PPG Industries, Inc.	333,549	0.1
807		Reliance Steel & Aluminum Co.	207,189	0.1
1,588		Rio Tinto Ltd.	127,595	0.1
122		Royal Gold, Inc.	15,825	0.0
873		RPM International, Inc.	76,161	0.0
4,420		Sealed Air Corp.	202,922	0.1
1,566		Sherwin-Williams Co.	351,990	0.1
494		Sika AG	138,565	0.1
1,154		Silgan Holdings, Inc.	61,935	0.0
1,795		Smurfit Kappa PLC	65,105	0.0
19,043		South32 Ltd. - AUD	55,810	0.0
21,500	(2)	Sumitomo Chemical Co., Ltd.	72,390	0.0
253		Symrise AG	27,533	0.0
6,768		United States Steel Corp.	176,645	0.1
11,052		WestRock Co.	336,754	0.1
			4,590,216	1.5

		Real Estate: 1.2%
744		Alexandria Real Estate Equities, Inc.	93,439	0.0
17,625		British Land Co. PLC	84,541	0.0
734		Brixmor Property Group, Inc.	15,796	0.0
5,150	(1)	CBRE Group, Inc.	374,972	0.1
5,000		CK Asset Holdings Ltd.	30,313	0.0
1,018		Crown Castle, Inc.	136,249	0.1
2,247		CubeSmart	103,856	0.1
4,200		Daiwa House Industry Co., Ltd.	98,957	0.1
14,567		Dexus	73,648	0.0
48		EastGroup Properties, Inc.	7,935	0.0
1,557		First Industrial Realty Trust, Inc.	82,832	0.0
438		Gecina S.A.	45,465	0.0
9,159		Highwoods Properties, Inc.	212,397	0.1
3,784		Host Hotels & Resorts, Inc.	62,398	0.0
1,380		Iron Mountain, Inc.	73,016	0.0
460	(1)	Jones Lang LaSalle, Inc.	66,925	0.0
5,042		Kilroy Realty Corp.	163,361	0.1
280		Kite Realty Group Trust	5,858	0.0
989		Lamar Advertising Co.	98,791	0.0
557		Life Storage, Inc.	73,017	0.0
2,936		Mid-America Apartment Communities, Inc.	443,454	0.2
1,600		Mitsubishi Estate Co., Ltd.	19,032	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

6,972	National Retail Properties, Inc.	307,814	0.1
621	National Storage Affiliates Trust	25,945	0.0
400	(2) Nomura Real Estate Holdings, Inc.	8,858	0.0
1,105	Park Hotels & Resorts, Inc.	13,658	0.0
4,243	Physicians Realty Trust	63,348	0.0
6,047	ProLogis, Inc.	754,484	0.3
110	Rexford Industrial Realty, Inc.	6,562	0.0
42,566	Scentre Group	78,793	0.0
948	Segro PLC	9,030	0.0
		3,634,744	1.2

	Utilities: 1.4%
7,482	American Electric Power Co., Inc.	680,787	0.2
5,205	APA Group - Stapled Security	35,359	0.0
3,573	Atmos Energy Corp.	401,462	0.2
760	Black Hills Corp.	47,956	0.0
2,308	DTE Energy Co.	252,818	0.1
7,598	E.ON AG	94,783	0.0
7,346	Edison International	518,554	0.2
1,921	EDP - Energias de Portugal SA	10,467	0.0
3,375	Engie SA	53,409	0.0
1,089	Essential Utilities, Inc.	47,535	0.0
2,212	National Fuel Gas Co.	127,721	0.1
3,856	NiSource, Inc.	107,814	0.1
987	ONE Gas, Inc.	78,200	0.0
12,304	(1) PG&E Corp.	198,956	0.1
23,000	Power Assets Holdings Ltd.	123,391	0.1
2,655	PPL Corp.	73,783	0.0
6,354	Red Electrica Corp. SA	111,807	0.0
4,574	Sempra Energy	691,406	0.2
23,663	Snam SpA	125,463	0.1
641	Southwest Gas Holdings, Inc.	40,030	0.0
879	SSE PLC	19,614	0.0
1,834	Terna - Rete Elettrica Nazionale	15,052	0.0
3,800	Tokyo Gas Co., Ltd.	71,414	0.0
1,093	UGI Corp.	37,993	0.0
2,232	Vistra Corp.	53,568	0.0
		4,019,342	1.4

	Total Common Stock
	(Cost $111,829,583)	123,604,944	41.5

EXCHANGE-TRADED FUNDS: 6.1%
27,441	iShares 20+ Year Treasury Bond ETF	2,918,899	1.0
811	iShares Core S&P Mid-Cap ETF	202,880	0.1
76,611	iShares Core U.S. Aggregate Bond ETF	7,633,520	2.5
2,079	iShares MSCI EAFE ETF	148,690	0.0
56,346	Schwab U.S. TIPS ETF	3,020,709	1.0
71,640	(2) Vanguard Emerging Markets ETF	2,894,256	1.0
6,818	(2) Vanguard Mid-Cap ETF	1,438,053	0.5

	Total Exchange-Traded Funds
	(Cost $19,063,190)	18,257,007	6.1

MUTUAL FUNDS: 25.7%
	Affiliated Investment Companies: 25.7%
728,843	Voya Short Term Bond Fund - Class R6	6,770,951	2.3
82,471	(1) Voya Small Cap Growth Fund - Class R6	2,893,904	1.0
425,935	Voya Small Company Fund - Class R6	5,664,935	1.9
3,389,351	Voya U.S. Stock Index Portfolio - Class I	57,449,494	19.3
374,120	Voya VACS Series HYB Fund	3,782,355	1.2

	Total Mutual Funds
	(Cost $74,438,345)	76,561,639	25.7

PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
825	Porsche AG	47,361	0.0
804	Volkswagen AG	109,724	0.1

	Total Preferred Stock
	(Cost $224,457)	157,085	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.9%
		Basic Materials: 0.1%
10,000	(3)	Anglo American Capital PLC, 3.625%, 09/11/2024	9,765	0.0
63,000		BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	64,307	0.1
55,000		Dow Chemical Co., 4.375%, 11/15/2042	47,713	0.0
6,000		LYB International Finance III LLC, 3.625%, 04/01/2051	4,275	0.0
31,000		Mosaic Co/The, 5.450%, 11/15/2033	31,198	0.0
22,000	(3)	Northern Star Resources Ltd., 6.125%, 04/11/2033	21,847	0.0
12,000		Nutrien Ltd., 5.800%, 03/27/2053	12,374	0.0
39,000		Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	40,129	0.0
42,000		Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	43,313	0.0
21,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	18,044	0.0
15,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	14,160	0.0
6,000		Westlake Corp., 3.125%, 08/15/2051	3,824	0.0
			310,949	0.1

		Communications: 0.6%
56,000		Amazon.com, Inc., 2.100%, 05/12/2031	47,892	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

131,000		Amazon.com, Inc., 2.875%, 05/12/2041	103,285	0.1
40,000		Amazon.com, Inc., 3.600%, 04/13/2032	38,022	0.0
31,000		Amazon.com, Inc., 4.100%, 04/13/2062	27,323	0.0
37,000		Amazon.com, Inc., 4.550%, 12/01/2027	37,579	0.0
120,000		AT&T, Inc., 3.500%, 06/01/2041	94,807	0.1
3,000		AT&T, Inc., 3.550%, 09/15/2055	2,157	0.0
73,000		AT&T, Inc., 3.650%, 09/15/2059	52,258	0.0
4,000		AT&T, Inc., 4.500%, 05/15/2035	3,749	0.0
37,000		AT&T, Inc., 4.900%, 08/15/2037	35,428	0.0
21,000	(2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	17,525	0.0
25,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	15,619	0.0
14,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	9,271	0.0
44,000		Comcast Corp., 1.950%, 01/15/2031	36,634	0.0
35,000		Comcast Corp., 2.650%, 02/01/2030	31,193	0.0
87,000		Comcast Corp., 3.900%, 03/01/2038	77,994	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	77,156	0.0
20,000		Comcast Corp., 5.350%, 11/15/2027	20,835	0.0
13,000		Corning, Inc., 5.450%, 11/15/2079	12,009	0.0
73,000		Fox Corp., 3.500%, 04/08/2030	66,778	0.0
9,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	8,863	0.0
26,000		Meta Platforms, Inc., 3.500%, 08/15/2027	25,123	0.0
97,000		Meta Platforms, Inc., 4.450%, 08/15/2052	85,446	0.1
18,000		Meta Platforms, Inc., 4.650%, 08/15/2062	15,926	0.0
200,000	(3)	NBN Co. Ltd., 1.625%, 01/08/2027	177,155	0.1
6,000	(2)	Paramount Global, 4.200%, 05/19/2032	5,150	0.0
34,000		Paramount Global, 4.375%, 03/15/2043	24,192	0.0
44,000	(2)	Paramount Global, 4.950%, 01/15/2031	40,625	0.0
39,000	(2)	Paramount Global, 4.950%, 05/19/2050	29,228	0.0
5,000		Paramount Global, 5.250%, 04/01/2044	3,984	0.0
19,000		Paramount Global, 5.850%, 09/01/2043	16,441	0.0
28,000		Time Warner Cable LLC, 5.500%, 09/01/2041	24,221	0.0
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	22,687	0.0
143,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	126,945	0.1
20,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	17,640	0.0
17,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	15,303	0.0
284,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	266,705	0.1
2,000		T-Mobile USA, Inc., 4.500%, 04/15/2050	1,743	0.0
15,000		T-Mobile USA, Inc., 5.050%, 07/15/2033	15,082	0.0
41,000		T-Mobile USA, Inc., 5.800%, 09/15/2062	42,541	0.0
13,000		Verizon Communications, Inc., 2.355%, 03/15/2032	10,671	0.0
5,000		Verizon Communications, Inc., 2.650%, 11/20/2040	3,549	0.0
18,000		Verizon Communications, Inc., 3.400%, 03/22/2041	14,328	0.0
5,000		Verizon Communications, Inc., 4.400%, 11/01/2034	4,755	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	76,445	0.0
24,000		Vodafone Group PLC, 5.750%, 02/10/2063	23,796	0.0
			1,906,058	0.6

		Consumer, Cyclical: 0.3%
3,342		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,068	0.0
2,072		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	1,910	0.0
33,284		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	29,798	0.0
44,000		American Honda Finance Corp., 4.700%, 01/12/2028	44,467	0.0
83,000	(2)	AutoZone, Inc., 4.750%, 02/01/2033	82,058	0.0
10,063		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	8,840	0.0
9,268	(3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	8,951	0.0
17,000		General Motors Co., 6.125%, 10/01/2025	17,331	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	24,638	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	24,246	0.0
36,000	(3)	Harley-Davidson Financial Services, Inc., 6.500%, 03/10/2028	36,400	0.0
9,000	(2)	Hasbro, Inc., 3.000%, 11/19/2024	8,683	0.0
7,000		Hasbro, Inc., 3.550%, 11/19/2026	6,587	0.0
32,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	26,291	0.0
19,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	15,532	0.0
23,000		Lowe's Cos, Inc., 5.750%, 07/01/2053	23,457	0.0
17,000		Lowe's Cos, Inc., 5.850%, 04/01/2063	17,260	0.0
29,000		Magna International, Inc., 5.500%, 03/21/2033	30,102	0.0
33,150	(3)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	33,076	0.0
20,000	(2)	Target Corp., 2.950%, 01/15/2052	14,482	0.0
65,000	(2)	Target Corp., 4.400%, 01/15/2033	64,666	0.0
25,000	(2)	Target Corp., 4.500%, 09/15/2032	25,067	0.0
95,000		Target Corp., 4.800%, 01/15/2053	93,425	0.1
16,000		Toyota Motor Credit Corp., 1.900%, 01/13/2027	14,587	0.0
21,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	21,179	0.0
53,000		Toyota Motor Credit Corp., 4.550%, 09/20/2027	53,313	0.0
46,348		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	41,364	0.0
8,628		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	7,756	0.0
87,526		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	87,379	0.1
53,054		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	52,742	0.0
96,000	(3)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	90,487	0.1
17,000	(3)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	14,235	0.0
28,000	(3)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	22,718	0.0
			1,046,095	0.3

		Consumer, Non-cyclical: 1.3%
28,000		AbbVie, Inc., 2.600%, 11/21/2024	27,033	0.0
12,000		AbbVie, Inc., 4.050%, 11/21/2039	10,734	0.0
20,000		AbbVie, Inc., 4.250%, 11/21/2049	17,667	0.0
54,000		AbbVie, Inc., 4.300%, 05/14/2036	50,797	0.0
33,000		AbbVie, Inc., 4.400%, 11/06/2042	30,186	0.0
53,000		AbbVie, Inc., 4.500%, 05/14/2035	51,405	0.0
7,000		AbbVie, Inc., 4.550%, 03/15/2035	6,849	0.0
30,000		AbbVie, Inc., 4.625%, 10/01/2042	27,578	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	41,803	0.0
70,000		Aetna, Inc., 4.500%, 05/15/2042	62,976	0.1
16,000		Aetna, Inc., 6.625%, 06/15/2036	17,776	0.0
69,000		Altria Group, Inc., 3.700%, 02/04/2051	46,644	0.0
21,000		Altria Group, Inc., 3.875%, 09/16/2046	15,139	0.0
31,000		Amgen, Inc., 2.770%, 09/01/2053	19,856	0.0
41,000		Amgen, Inc., 5.250%, 03/02/2033	42,146	0.0
100,000		Amgen, Inc., 5.600%, 03/02/2043	103,105	0.1
41,000		Amgen, Inc., 5.650%, 03/02/2053	42,710	0.0
35,000		Amgen, Inc., 5.750%, 03/02/2063	36,359	0.0
72,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	71,746	0.1
152,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	148,739	0.1
15,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	15,768	0.0
10,000		Archer-Daniels-Midland Co., 4.500%, 08/15/2033	10,018	0.0
23,000		Astrazeneca Finance LLC, 4.900%, 03/03/2030	23,534	0.0
16,000		Avery Dennison Corp., 5.750%, 03/15/2033	16,657	0.0
17,000		BAT Capital Corp., 3.734%, 09/25/2040	12,169	0.0
13,000		BAT Capital Corp., 4.390%, 08/15/2037	10,619	0.0
48,000		Becton Dickinson & Co., 4.693%, 02/13/2028	48,226	0.0
28,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	23,426	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

30,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	27,970	0.0
14,000	(2)	Brown-Forman Corp., 4.750%, 04/15/2033	14,168	0.0
8,000	(3)	Cargill, Inc., 1.700%, 02/02/2031	6,463	0.0
25,000	(3)	Cargill, Inc., 2.125%, 04/23/2030	21,383	0.0
57,000	(3)	Cargill, Inc., 2.125%, 11/10/2031	47,362	0.0
8,000	(3)	Cargill, Inc., 4.375%, 04/22/2052	7,431	0.0
117,000		Centene Corp., 3.000%, 10/15/2030	98,629	0.1
44,000		Cigna Corp., 3.400%, 03/15/2050	32,564	0.0
150,000		Cigna Corp., 4.375%, 10/15/2028	147,897	0.1
64,000		Cigna Corp., 4.800%, 08/15/2038	62,067	0.1
20,000		Cigna Group/The, 5.400%, 03/15/2033	20,779	0.0
40,000	(3)	CSL Finance PLC, 4.750%, 04/27/2052	37,750	0.0
17,000	(3)	CSL Finance PLC, 4.950%, 04/27/2062	16,329	0.0
30,000		CVS Health Corp., 2.700%, 08/21/2040	21,485	0.0
5,000		CVS Health Corp., 3.875%, 07/20/2025	4,912	0.0
7,000		CVS Health Corp., 4.125%, 04/01/2040	6,027	0.0
5,000		CVS Health Corp., 4.780%, 03/25/2038	4,770	0.0
9,000		CVS Health Corp., 5.125%, 07/20/2045	8,546	0.0
20,000		Elevance Health, Inc., 4.900%, 02/08/2026	19,983	0.0
48,000		Eli Lilly & Co., 4.875%, 02/27/2053	49,688	0.0
23,000		Eli Lilly & Co., 4.950%, 02/27/2063	23,692	0.0
69,000		Global Payments, Inc., 1.200%, 03/01/2026	61,423	0.1
54,000		Global Payments, Inc., 3.200%, 08/15/2029	47,549	0.0
18,000		Global Payments, Inc., 5.950%, 08/15/2052	17,163	0.0
16,000		HCA, Inc., 2.375%, 07/15/2031	12,925	0.0
27,000	(3)	HCA, Inc., 3.125%, 03/15/2027	25,118	0.0
15,000		HCA, Inc., 3.500%, 09/01/2030	13,370	0.0
177,000		HCA, Inc., 4.125%, 06/15/2029	165,980	0.1
38,000	(3)	HCA, Inc., 4.375%, 03/15/2042	31,994	0.0
200,000		HCA, Inc., 4.500%, 02/15/2027	195,463	0.1
21,000	(3)	HCA, Inc., 4.625%, 03/15/2052	17,469	0.0
22,000		HCA, Inc., 5.250%, 04/15/2025	22,000	0.0
18,000	(3)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	16,781	0.0
180,000		Humana, Inc., 1.350%, 02/03/2027	158,175	0.1
8,000		Humana, Inc., 3.125%, 08/15/2029	7,249	0.0
35,000		Humana, Inc., 4.500%, 04/01/2025	34,711	0.0
28,000		Johnson & Johnson, 3.625%, 03/03/2037	25,916	0.0
56,000	(3)	Kenvue, Inc., 4.900%, 03/22/2033	57,881	0.0
23,000	(3)	Kenvue, Inc., 5.050%, 03/22/2028	23,783	0.0
39,000	(3)	Kenvue, Inc., 5.050%, 03/22/2053	40,227	0.0
47,000	(3)	Kenvue, Inc., 5.100%, 03/22/2043	48,526	0.0
40,000	(3)	Kenvue, Inc., 5.200%, 03/22/2063	41,488	0.0
75,000	(3)	Mars, Inc., 2.375%, 07/16/2040	54,203	0.0
30,000	(3)	Mars, Inc., 3.875%, 04/01/2039	26,416	0.0
36,000		McKesson Corp., 5.250%, 02/15/2026	36,105	0.0
45,000		Medtronic Global Holdings SCA, 4.500%, 03/30/2033	45,059	0.0
25,000		Mylan, Inc., 5.200%, 04/15/2048	19,739	0.0
44,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	37,696	0.0
13,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	12,518	0.0
88,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	85,319	0.1
49,000		Philip Morris International, Inc., 5.375%, 02/15/2033	50,093	0.0
22,000		Reynolds American, Inc., 5.850%, 08/15/2045	19,866	0.0
11,000		Royalty Pharma PLC, 1.200%, 09/02/2025	9,979	0.0
14,000		Royalty Pharma PLC, 1.750%, 09/02/2027	12,141	0.0
17,000		S&P Global, Inc., 1.250%, 08/15/2030	13,657	0.0
54,000		S&P Global, Inc., 2.700%, 03/01/2029	49,152	0.0
65,000		S&P Global, Inc., 2.900%, 03/01/2032	58,069	0.0
44,000		S&P Global, Inc., 3.700%, 03/01/2052	36,177	0.0
120,000	(3)	Triton Container International Ltd., 2.050%, 04/15/2026	106,605	0.1
16,000	(3)	Triton Container International Ltd., 3.150%, 06/15/2031	12,741	0.0
15,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	11,359	0.0
4,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	3,157	0.0
19,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	16,190	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

19,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	15,987	0.0
34,000	(2)	UnitedHealth Group, Inc., 4.500%, 04/15/2033	33,820	0.0
35,000	(2)	UnitedHealth Group, Inc., 5.050%, 04/15/2053	35,425	0.0
54,000		UnitedHealth Group, Inc., 5.200%, 04/15/2063	54,746	0.0
54,000		UnitedHealth Group, Inc., 5.300%, 02/15/2030	56,949	0.0
34,000		Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	27,007	0.0
70,000	(2)	Viatris, Inc., 2.700%, 06/22/2030	56,933	0.0
80,000		Viatris, Inc., 3.850%, 06/22/2040	56,220	0.0
11,000		Viatris, Inc., 4.000%, 06/22/2050	7,247	0.0
			3,837,326	1.3

		Energy: 0.7%
60,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	41,689	0.0
26,000	(4)	BP Capital Markets PLC, 4.875%, 12/31/2199	23,709	0.0
10,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	10,646	0.0
21,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	19,565	0.0
134,000		Coterra Energy, Inc., 3.900%, 05/15/2027	127,983	0.1
5,000	(2)	Diamondback Energy, Inc., 3.500%, 12/01/2029	4,575	0.0
46,000		Diamondback Energy, Inc., 6.250%, 03/15/2033	48,641	0.0
42,000	(2)	Diamondback Energy, Inc., 6.250%, 03/15/2053	43,546	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	186,604	0.1
38,000	(4)	Enbridge, Inc., 5.750%, 07/15/2080	33,899	0.0
34,000	(4)	Enbridge, Inc., 7.375%, 01/15/2083	32,590	0.0
34,000	(4)	Enbridge, Inc., 7.625%, 01/15/2083	33,252	0.0
9,000		Energy Transfer L.P., 4.250%, 04/01/2024	8,887	0.0
3,000		Energy Transfer L.P., 4.900%, 03/15/2035	2,806	0.0
43,000		Energy Transfer L.P., 5.300%, 04/01/2044	38,124	0.0
112,000		Energy Transfer L.P., 5.300%, 04/15/2047	98,348	0.1
63,000		Energy Transfer L.P., 5.750%, 02/15/2033	64,591	0.0
55,000		Energy Transfer L.P., 5.800%, 06/15/2038	54,096	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	24,528	0.0
23,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	18,082	0.0
26,000	(4)	Enterprise Products Operating LLC, 7.858%, 08/16/2077	24,453	0.0
4,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	3,534	0.0
19,000		Kinder Morgan, Inc., 5.200%, 06/01/2033	18,891	0.0
18,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	17,056	0.0
17,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	14,710	0.0
23,000		Marathon Petroleum Corp., 5.125%, 12/15/2026	23,229	0.0
20,000		MPLX L.P., 1.750%, 03/01/2026	18,263	0.0
55,000		MPLX L.P., 4.000%, 03/15/2028	52,675	0.0
5,000		MPLX L.P., 5.200%, 03/01/2047	4,487	0.0
17,000		MPLX L.P., 5.500%, 02/15/2049	15,843	0.0
16,000	(3)	Northern Natural Gas Co., 3.400%, 10/16/2051	11,520	0.0
9,000		ONEOK Partners L.P., 6.125%, 02/01/2041	8,845	0.0
24,000		ONEOK Partners L.P., 6.200%, 09/15/2043	23,562	0.0
8,000		ONEOK, Inc., 3.100%, 03/15/2030	6,998	0.0
10,000		ONEOK, Inc., 5.850%, 01/15/2026	10,154	0.0
200,000	(3)	Petroleos del Peru SA, 4.750%, 06/19/2032	148,882	0.1
235,000		Petroleos Mexicanos, 6.700%, 02/16/2032	187,239	0.1
16,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	14,323	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	49,484	0.0
46,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	36,209	0.0
27,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	21,674	0.0
17,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	16,343	0.0
16,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	15,955	0.0
92,000	(3)	Santos Finance Ltd., 3.649%, 04/29/2031	76,920	0.1
20,000		Targa Resources Corp., 4.200%, 02/01/2033	18,005	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

15,000		Targa Resources Corp., 4.950%, 04/15/2052	12,466	0.0
13,000		Targa Resources Corp., 6.250%, 07/01/2052	12,842	0.0
85,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	79,623	0.1
30,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	29,314	0.0
19,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	17,826	0.0
48,000		Williams Cos, Inc./The, 5.650%, 03/15/2033	49,601	0.0
			1,957,087	0.7

		Financial: 2.7%
11,000		Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	10,097	0.0
23,000		Alleghany Corp., 3.250%, 08/15/2051	16,785	0.0
14,000		Alleghany Corp., 3.625%, 05/15/2030	13,197	0.0
2,000		Alleghany Corp., 4.900%, 09/15/2044	1,894	0.0
22,000		Allstate Corp./The, 1.450%, 12/15/2030	17,131	0.0
57,000		Allstate Corp./The, 5.250%, 03/30/2033	57,677	0.0
25,000	(4)	American Express Co., 4.420%, 08/03/2033	23,919	0.0
118,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	94,213	0.1
96,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	83,264	0.0
17,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	13,417	0.0
4,000		American International Group, Inc., 3.900%, 04/01/2026	3,894	0.0
19,000		American Tower Corp., 5.650%, 03/15/2033	19,569	0.0
49,000		Arthur J Gallagher & Co., 5.750%, 03/02/2053	49,196	0.0
40,000		Assurant, Inc., 3.700%, 02/22/2030	34,860	0.0
21,000	(3)	Aviation Capital Group LLC, 1.950%, 09/20/2026	18,199	0.0
4,000	(3)	Aviation Capital Group LLC, 3.500%, 11/01/2027	3,576	0.0
8,000	(3)	Aviation Capital Group LLC, 3.875%, 05/01/2023	7,967	0.0
32,000	(3)	Aviation Capital Group LLC, 5.500%, 12/15/2024	31,617	0.0
40,000	(3)	Aviation Capital Group LLC, 6.250%, 04/15/2028	40,107	0.0
40,000	(3)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	33,420	0.0
200,000		Banco Santander SA, 2.746%, 05/28/2025	188,780	0.1
79,000	(4)	Bank of America Corp., 0.976%, 04/22/2025	75,302	0.0
18,000	(4)	Bank of America Corp., 1.197%, 10/24/2026	16,180	0.0
63,000	(4)	Bank of America Corp., 1.530%, 12/06/2025	58,947	0.0
248,000	(4)	Bank of America Corp., 1.734%, 07/22/2027	222,588	0.1
20,000	(4)	Bank of America Corp., 1.843%, 02/04/2025	19,412	0.0
40,000	(4)	Bank of America Corp., 2.087%, 06/14/2029	34,477	0.0
36,000	(4)	Bank of America Corp., 2.299%, 07/21/2032	29,040	0.0
71,000	(4)	Bank of America Corp., 2.482%, 09/21/2036	53,970	0.0
42,000	(4)	Bank of America Corp., 2.572%, 10/20/2032	34,356	0.0
21,000	(4)	Bank of America Corp., 2.651%, 03/11/2032	17,546	0.0
22,000	(4)	Bank of America Corp., 2.676%, 06/19/2041	15,582	0.0
315,000	(4)	Bank of America Corp., 2.687%, 04/22/2032	263,071	0.1
45,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	41,846	0.0
80,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	75,242	0.0
92,000	(4)	Bank of America Corp., 3.846%, 03/08/2037	78,522	0.0
18,000	(4)	Bank of America Corp., 3.970%, 03/05/2029	17,062	0.0
7,000	(4)	Bank of America Corp., 4.083%, 03/20/2051	5,763	0.0
69,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	66,488	0.0
23,000	(4)	Bank of America Corp., 4.375%, 12/31/2199	19,611	0.0
26,000	(4)	Bank of America Corp., 4.571%, 04/27/2033	24,769	0.0
8,000	(2),(4)	Bank of America Corp., 5.015%, 07/22/2033	7,918	0.0
49,000	(2),(4)	Bank of America Corp., 6.125%, 12/31/2199	48,326	0.0
128,000	(4)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	112,937	0.1
29,000		Bank of Nova Scotia/The, 4.850%, 02/01/2030	28,663	0.0
200,000	(3)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	197,810	0.1
21,000	(3)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	17,471	0.0
48,000	(3)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	36,512	0.0
113,000	(3)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	118,538	0.1
206,000	(3)	BPCE SA, 5.700%, 10/22/2023	204,459	0.1
11,000		Brighthouse Financial, Inc., 4.700%, 06/22/2047	8,054	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

29,000	(4)	Capital One Financial Corp., 1.878%, 11/02/2027	24,999	0.0
61,000	(4)	Capital One Financial Corp., 3.273%, 03/01/2030	52,021	0.0
40,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	32,387	0.0
19,000		CI Financial Corp., 4.100%, 06/15/2051	11,530	0.0
221,000	(4)	Citigroup, Inc., 1.462%, 06/09/2027	196,396	0.1
74,000	(3)	Corebridge Financial, Inc., 3.850%, 04/05/2029	67,637	0.0
46,000	(3)	Corebridge Financial, Inc., 3.900%, 04/05/2032	39,872	0.0
97,000	(3),(4)	Corebridge Financial, Inc., 6.875%, 12/15/2052	86,660	0.1
250,000	(3),(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	223,176	0.1
250,000	(3),(4)	Credit Suisse Group AG, 9.016%, 11/15/2033	296,850	0.1
30,000		CubeSmart L.P., 2.250%, 12/15/2028	25,790	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	49,894	0.0
7,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	7,386	0.0
74,000	(3)	Hartford Financial Services Group, Inc./The, 6.989%, (US0003M + 2.125%), 02/12/2067	59,853	0.0
400,000	(4)	HSBC Holdings PLC, 2.099%, 06/04/2026	367,624	0.1
400,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	378,736	0.1
89,000	(3)	Intact Financial Corp., 5.459%, 09/22/2032	90,089	0.1
24,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	17,465	0.0
136,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	135,260	0.1
70,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	58,755	0.0
55,000	(4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	52,133	0.0
137,000	(4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	122,392	0.1
46,000	(4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	40,609	0.0
41,000	(4)	JPMorgan Chase & Co., 1.578%, 04/22/2027	36,868	0.0
12,000	(4)	JPMorgan Chase & Co., 1.953%, 02/04/2032	9,662	0.0
39,000	(4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	33,868	0.0
33,000	(4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	29,586	0.0
16,000	(4)	JPMorgan Chase & Co., 2.595%, 02/24/2026	15,173	0.0
57,000	(4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	52,885	0.0
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	69,646	0.0
11,000		Kite Realty Group L.P., 4.000%, 10/01/2026	10,399	0.0
19,000	(3)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	18,121	0.0
18,000		Life Storage L.P., 4.000%, 06/15/2029	16,555	0.0
33,000	(2)	Main Street Capital Corp., 3.000%, 07/14/2026	28,811	0.0
34,000		Marsh & McLennan Cos, Inc., 5.450%, 03/15/2053	35,074	0.0
200,000	(4)	Mitsubishi UFJ Financial Group, Inc., 5.441%, 02/22/2034	202,232	0.1
35,000	(4)	Morgan Stanley, 0.791%, 01/22/2025	33,681	0.0
54,000	(4)	Morgan Stanley, 1.512%, 07/20/2027	48,034	0.0
103,000	(4)	Morgan Stanley, 1.593%, 05/04/2027	92,384	0.1
234,000	(4)	Morgan Stanley, 2.188%, 04/28/2026	219,674	0.1
18,000	(4)	Morgan Stanley, 2.475%, 01/21/2028	16,458	0.0
23,000	(4)	Morgan Stanley, 2.720%, 07/22/2025	22,181	0.0
32,000	(4)	Morgan Stanley, 2.802%, 01/25/2052	21,164	0.0
18,000	(4)	Morgan Stanley, 3.591%, 07/22/2028	17,016	0.0
45,000	(4)	Morgan Stanley, 3.737%, 04/24/2024	44,921	0.0
112,000		Morgan Stanley, 3.875%, 01/27/2026	109,376	0.1
100,000		Morgan Stanley, 4.000%, 07/23/2025	97,949	0.1
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	36,613	0.0
89,000	(4)	Morgan Stanley, 5.297%, 04/20/2037	83,984	0.0
142,000	(4)	Morgan Stanley, 5.948%, 01/19/2038	141,345	0.1
15,000	(4)	Morgan Stanley, 6.296%, 10/18/2028	15,786	0.0
155,000	(4)	Morgan Stanley, 6.342%, 10/18/2033	169,425	0.1
71,000	(3)	New York Life Global Funding, 4.550%, 01/28/2033	70,336	0.0
115,000		Northern Trust Corp., 6.125%, 11/02/2032	122,677	0.1
43,000	(3)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	37,039	0.0
41,000		Old Republic International Corp., 3.850%, 06/11/2051	30,819	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	145,079	0.1
27,000		Owl Rock Capital Corp., 2.875%, 06/11/2028	21,920	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

33,000	(3)	OWL Rock Core Income Corp., 7.750%, 09/16/2027	32,573	0.0
94,000	(4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	78,159	0.0
15,000		Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	10,322	0.0
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	28,371	0.0
25,000	(2),(4)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	23,076	0.0
145,000	(4)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	135,213	0.1
19,000		Principal Financial Group, Inc., 5.375%, 03/15/2033	19,031	0.0
19,000		Principal Financial Group, Inc., 5.500%, 03/15/2053	18,212	0.0
19,000		Prologis L.P., 2.250%, 01/15/2032	15,648	0.0
20,000		Prologis L.P., 4.750%, 06/15/2033	19,890	0.0
16,000		Prologis L.P., 5.250%, 06/15/2053	16,049	0.0
15,000	(2)	Public Storage, 1.950%, 11/09/2028	13,186	0.0
8,000		Realty Income Corp., 3.950%, 08/15/2027	7,718	0.0
27,000		Realty Income Corp., 4.875%, 06/01/2026	26,884	0.0
35,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	27,759	0.0
17,000		Sabra Health Care L.P., 3.200%, 12/01/2031	12,487	0.0
11,000		Simon Property Group L.P., 1.750%, 02/01/2028	9,473	0.0
13,000		Simon Property Group L.P., 2.450%, 09/13/2029	11,165	0.0
11,000	(4)	Truist Financial Corp., 1.267%, 03/02/2027	9,700	0.0
11,000	(4)	Truist Financial Corp., 4.800%, 12/31/2199	9,653	0.0
39,000	(4)	Truist Financial Corp., 5.100%, 12/31/2199	34,342	0.0
42,000	(2),(4)	Truist Financial Corp., 5.122%, 01/26/2034	40,995	0.0
25,000		Truist Financial Corp., 5.516%, (US0003M + 0.650%), 03/15/2028	22,672	0.0
7,000		Ventas Realty L.P., 5.700%, 09/30/2043	6,795	0.0
18,000	(4)	Wells Fargo & Co., 2.164%, 02/11/2026	16,944	0.0
36,000	(4)	Wells Fargo & Co., 2.393%, 06/02/2028	32,441	0.0
81,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	77,023	0.0
14,000	(4)	Wells Fargo & Co., 3.068%, 04/30/2041	10,455	0.0
			8,073,732	2.7

		Industrial: 0.4%
31,000		Avnet, Inc., 5.500%, 06/01/2032	30,274	0.0
29,000		Avnet, Inc., 6.250%, 03/15/2028	29,542	0.0
40,000		Berry Global, Inc., 1.650%, 01/15/2027	35,057	0.0
22,000	(2)	Boeing Co/The, 3.250%, 02/01/2028	20,510	0.0
36,000		Boeing Co/The, 3.250%, 02/01/2035	29,433	0.0
5,000		Boeing Co/The, 3.625%, 02/01/2031	4,585	0.0
5,000		Boeing Co/The, 3.850%, 11/01/2048	3,746	0.0
35,000		Boeing Co/The, 4.875%, 05/01/2025	34,946	0.0
34,000		Boeing Co/The, 5.150%, 05/01/2030	34,230	0.0
34,000		Boeing Co/The, 5.805%, 05/01/2050	34,274	0.0
45,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	38,310	0.0
20,000		Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	17,589	0.0
55,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	51,555	0.1
12,000		CSX Corp., 4.500%, 11/15/2052	11,001	0.0
18,000		GE Capital Funding LLC, 4.400%, 05/15/2030	16,989	0.0
26,000		John Deere Capital Corp., 3.350%, 04/18/2029	24,645	0.0
40,000		John Deere Capital Corp., 4.750%, 01/20/2028	40,864	0.0
34,000		Lockheed Martin Corp., 5.700%, 11/15/2054	38,790	0.0
16,000		Lockheed Martin Corp., 5.900%, 11/15/2063	18,788	0.0
200,000	(3)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	189,253	0.1
11,000		Norfolk Southern Corp., 4.100%, 05/15/2121	7,801	0.0
28,000		Northrop Grumman Corp., 4.950%, 03/15/2053	27,956	0.0
24,000	(3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	21,589	0.0
40,000	(3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	35,777	0.0
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	1,983	0.0
34,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	32,284	0.0
51,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	48,385	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

38,000		Raytheon Technologies Corp., 5.150%, 02/27/2033	39,569	0.0
40,000		Raytheon Technologies Corp., 5.375%, 02/27/2053	42,159	0.0
13,000	(3)	Regal Rexnord Corp., 6.300%, 02/15/2030	13,103	0.0
13,000	(3)	Regal Rexnord Corp., 6.400%, 04/15/2033	13,023	0.0
58,000		Republic Services, Inc., 5.000%, 04/01/2034	59,129	0.1
30,000	(3)	Sealed Air Corp., 1.573%, 10/15/2026	26,263	0.0
40,000		Trane Technologies Financing Ltd., 5.250%, 03/03/2033	41,377	0.0
76,000		Union Pacific Corp., 3.500%, 02/14/2053	60,303	0.1
21,000		Union Pacific Corp., 5.150%, 01/20/2063	21,213	0.0
14,000		Waste Connections, Inc., 2.600%, 02/01/2030	12,344	0.0
21,000		Waste Management, Inc., 4.625%, 02/15/2030	21,020	0.0
15,000		Waste Management, Inc., 4.625%, 02/15/2033	15,044	0.0
			1,244,703	0.4

		Technology: 0.5%
73,000	(2)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	70,175	0.0
50,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	46,633	0.0
10,000		Apple, Inc., 1.650%, 02/08/2031	8,372	0.0
19,000		Apple, Inc., 2.850%, 08/05/2061	13,124	0.0
12,000		Apple, Inc., 4.100%, 08/08/2062	10,723	0.0
80,000	(3)	Broadcom, Inc., 4.926%, 05/15/2037	72,825	0.1
25,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	25,671	0.0
20,000		Fiserv, Inc., 2.750%, 07/01/2024	19,411	0.0
50,000	(2)	HP, Inc., 2.650%, 06/17/2031	40,816	0.0
18,000		Intel Corp., 3.100%, 02/15/2060	11,876	0.0
75,000		Intel Corp., 4.600%, 03/25/2040	70,533	0.1
39,000		Intel Corp., 5.125%, 02/10/2030	39,733	0.0
49,000		Intel Corp., 5.900%, 02/10/2063	50,493	0.0
32,000		KLA Corp., 5.250%, 07/15/2062	32,441	0.0
51,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	44,351	0.0
26,000	(2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	21,799	0.0
22,000	(2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	16,840	0.0
79,000		Microsoft Corp., 2.921%, 03/17/2052	60,137	0.0
31,000		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	31,100	0.0
13,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	8,703	0.0
14,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	12,598	0.0
100,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	96,112	0.1
70,000		Oracle Corp., 2.300%, 03/25/2028	62,670	0.0
11,000		Oracle Corp., 3.600%, 04/01/2050	7,814	0.0
74,000		Oracle Corp., 3.650%, 03/25/2041	57,159	0.0
27,000		Oracle Corp., 3.800%, 11/15/2037	22,449	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	5,135	0.0
15,000		Oracle Corp., 3.950%, 03/25/2051	11,309	0.0
110,000		Oracle Corp., 4.300%, 07/08/2034	100,923	0.1
8,000		Oracle Corp., 4.900%, 02/06/2033	7,839	0.0
34,000		Oracle Corp., 6.150%, 11/09/2029	36,230	0.0
22,000		Oracle Corp., 6.900%, 11/09/2052	24,690	0.0
47,000		QUALCOMM, Inc., 6.000%, 05/20/2053	53,462	0.0
24,000		Texas Instruments, Inc., 3.650%, 08/16/2032	22,811	0.0
10,000		Texas Instruments, Inc., 4.100%, 08/16/2052	9,254	0.0
36,000	(2)	Texas Instruments, Inc., 4.900%, 03/14/2033	37,475	0.0
34,000		Texas Instruments, Inc., 5.000%, 03/14/2053	35,910	0.0
81,000		VMware, Inc., 1.400%, 08/15/2026	71,685	0.1
			1,371,281	0.5

		Utilities: 1.3%
32,000	(3)	AEP Texas, Inc., 3.850%, 10/01/2025	30,894	0.0
21,000		AES Corp./The, 1.375%, 01/15/2026	18,911	0.0
10,000	(3)	AES Corp./The, 3.950%, 07/15/2030	8,977	0.0
20,000		Alabama Power Co., 3.450%, 10/01/2049	15,038	0.0
74,000	(3)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	73,756	0.1
26,000	(4)	American Electric Power Co., Inc., 3.875%, 02/15/2062	20,843	0.0
26,000		American Electric Power Co., Inc., 5.625%, 03/01/2033	26,916	0.0
25,000	(3)	American Transmission Systems, Inc., 2.650%, 01/15/2032	21,070	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

28,000	(3)	American Transmission Systems, Inc., 5.000%, 09/01/2044	26,649	0.0
14,000		Appalachian Power Co., 4.500%, 03/01/2049	12,110	0.0
55,000		Avangrid, Inc., 3.200%, 04/15/2025	52,680	0.0
119,000		Avangrid, Inc., 3.800%, 06/01/2029	111,847	0.1
28,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	23,645	0.0
9,000		Black Hills Corp., 3.050%, 10/15/2029	7,863	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	39,720	0.0
4,000		Black Hills Corp., 4.350%, 05/01/2033	3,679	0.0
14,000		CenterPoint Energy Houston Electric LLC, 4.950%, 04/01/2033	14,305	0.0
39,000	(3)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	36,659	0.0
12,000	(4)	CMS Energy Corp., 3.750%, 12/01/2050	9,023	0.0
68,000	(4)	CMS Energy Corp., 4.750%, 06/01/2050	58,921	0.1
45,000		Connecticut Light and Power Co/The, 5.250%, 01/15/2053	46,567	0.0
12,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	12,193	0.0
34,000		Constellation Energy Generation LLC, 5.600%, 03/01/2028	35,021	0.0
6,000	(4)	Dominion Energy, Inc., 4.350%, 12/31/2199	4,994	0.0
50,000		Dominion Energy, Inc., 5.375%, 11/15/2032	51,291	0.0
19,000		DTE Electric Co., 5.200%, 04/01/2033	19,630	0.0
12,000		DTE Electric Co., 5.400%, 04/01/2053	12,597	0.0
10,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	8,587	0.0
6,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	4,880	0.0
81,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	69,433	0.1
42,000		Duke Energy Carolinas LLC, 5.350%, 01/15/2053	43,775	0.0
4,000	(2),(4)	Duke Energy Corp., 4.875%, 12/31/2199	3,848	0.0
42,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	35,283	0.0
26,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	28,979	0.0
195,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	129,234	0.1
14,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	10,266	0.0
22,000		Duke Energy Indiana LLC, 5.400%, 04/01/2053	22,439	0.0
11,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	9,199	0.0
14,000	(2)	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	14,415	0.0
12,000		Duke Energy Ohio, Inc., 5.650%, 04/01/2053	12,600	0.0
109,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	85,248	0.1
19,000		Duke Energy Progress LLC, 4.000%, 04/01/2052	15,855	0.0
40,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	34,610	0.0
2,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	1,723	0.0
14,000		Duke Energy Progress LLC, 5.250%, 03/15/2033	14,561	0.0
35,000		Duke Energy Progress LLC, 5.350%, 03/15/2053	36,190	0.0
11,000	(3)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	8,922	0.0
78,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	50,622	0.0
9,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	6,653	0.0
25,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	21,460	0.0
16,000		Entergy Arkansas LLC, 5.150%, 01/15/2033	16,447	0.0
24,000		Entergy Corp., 2.400%, 06/15/2031	19,897	0.0
7,000		Entergy Corp., 2.800%, 06/15/2030	6,063	0.0
100,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	68,268	0.1
9,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	7,768	0.0
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	32,007	0.0
43,000		Evergy Kansas Central, Inc., 5.700%, 03/15/2053	45,202	0.0
16,000		Evergy Metro, Inc., 2.250%, 06/01/2030	13,573	0.0
25,000		Eversource Energy, 1.400%, 08/15/2026	22,415	0.0
57,000		Eversource Energy, 2.900%, 03/01/2027	53,223	0.0
34,000		Eversource Energy, 5.450%, 03/01/2028	35,258	0.0
59,000		Exelon Corp., 5.150%, 03/15/2028	60,079	0.1
25,000		Exelon Corp., 5.600%, 03/15/2053	25,499	0.0
25,000		Georgia Power Co., 2.200%, 09/15/2024	24,013	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	33,002	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

31,000		Idaho Power Co., 5.500%, 03/15/2053	32,271	0.0
80,000		Interstate Power and Light Co., 3.250%, 12/01/2024	77,761	0.1
6,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	5,528	0.0
8,000	(3)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	6,699	0.0
50,000	(3)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	49,113	0.0
50,000	(3)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	49,688	0.0
17,000		Kentucky Utilities Co., 5.450%, 04/15/2033	17,691	0.0
17,000		Louisville Gas and Electric Co., 5.450%, 04/15/2033	17,678	0.0
12,000	(3)	Metropolitan Edison Co., 4.000%, 04/15/2025	11,448	0.0
30,000		Mississippi Power Co., 4.250%, 03/15/2042	25,633	0.0
20,000	(3)	Monongahela Power Co., 3.550%, 05/15/2027	19,000	0.0
13,000	(3)	Narragansett Electric Co/The, 3.395%, 04/09/2030	11,919	0.0
41,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	35,647	0.0
31,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	26,526	0.0
38,000	(2)	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	36,182	0.0
43,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	41,654	0.0
28,000		National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	29,846	0.0
93,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	84,155	0.1
18,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	14,944	0.0
45,000	(4)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	37,350	0.0
38,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	37,665	0.0
45,000		NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	45,157	0.0
56,000		NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	55,299	0.0
50,000		NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	50,891	0.0
100,000		NiSource, Inc., 0.950%, 08/15/2025	91,040	0.1
22,000		NiSource, Inc., 5.250%, 03/30/2028	22,397	0.0
16,000		NSTAR Electric Co., 1.950%, 08/15/2031	13,049	0.0
17,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	13,115	0.0
17,000		Oklahoma Gas and Electric Co., 5.400%, 01/15/2033	17,547	0.0
26,000		ONE Gas, Inc., 1.100%, 03/11/2024	24,979	0.0
13,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	9,613	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	21,115	0.0
17,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	13,367	0.0
22,000		Pacific Gas and Electric Co., 6.750%, 01/15/2053	22,784	0.0
49,000		PacifiCorp, 5.350%, 12/01/2053	50,255	0.0
27,000	(3)	Pennsylvania Electric Co., 5.150%, 03/30/2026	27,139	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	191,700	0.1
26,000		PPL Electric Utilities Corp., 5.250%, 05/15/2053	26,955	0.0
25,000		Public Service Co. of Colorado, 5.250%, 04/01/2053	25,504	0.0
20,000		Public Service Co. of New Hampshire, 5.150%, 01/15/2053	20,314	0.0
10,000		Public Service Electric and Gas Co., 5.125%, 03/15/2053	10,261	0.0
11,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	8,808	0.0
59,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	48,883	0.0
70,000		Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	72,811	0.1
65,000	(4)	Sempra Energy, 4.125%, 04/01/2052	52,554	0.0
34,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	28,882	0.0
6,000		Southern California Edison Co., 4.050%, 03/15/2042	4,988	0.0
39,000	(4)	Southern Co/The, 3.750%, 09/15/2051	32,812	0.0
35,000	(4)	Southern Co/The, 4.000%, 01/15/2051	32,198	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

38,000		Southern Co/The, 5.113%, 08/01/2027	38,113	0.0
36,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	32,760	0.0
22,000		Southwestern Electric Power Co., 5.300%, 04/01/2033	22,184	0.0
14,000		Tampa Electric Co., 4.350%, 05/15/2044	12,150	0.0
23,000		Tucson Electric Power Co., 1.500%, 08/01/2030	18,390	0.0
12,000		Union Electric Co., 5.450%, 03/15/2053	12,561	0.0
30,000		Virginia Electric and Power Co., 5.450%, 04/01/2053	30,671	0.0
31,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	26,902	0.0
26,000		WEC Energy Group, Inc., 2.200%, 12/15/2028	22,668	0.0
10,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	10,010	0.0
14,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	14,255	0.0
23,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	20,085	0.0
26,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	21,148	0.0
			3,912,007	1.3

	Total Corporate Bonds/Notes
	(Cost $25,454,927)		23,659,238	7.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.6%
48,735		Alternative Loan Trust 2004-J7 MI, 4.821%, (US0001M + 1.020%), 10/25/2034	48,258	0.0
36,732		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	26,327	0.0
72,753		Alternative Loan Trust 2005-J2 1A12, 5.245%, (US0001M + 0.400%), 04/25/2035	56,206	0.0
15,281		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	7,899	0.0
76,018		Alternative Loan Trust 2006-19CB A12, 5.245%, (US0001M + 0.400%), 08/25/2036	37,786	0.0
23,020		Alternative Loan Trust 2007-23CB A3, 5.345%, (US0001M + 0.500%), 09/25/2037	10,276	0.0
100,430		Alternative Loan Trust 2007-2CB 2A1, 5.445%, (US0001M + 0.600%), 03/25/2037	44,237	0.0
600,000	(3)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	451,213	0.2
21,666	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.015%, 09/25/2035	17,401	0.0
38,060		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 5.035%, (US0001M + 0.190%), 01/25/2037	32,548	0.0
500,000	(3)	Bellemeade Re 2022-1 M1C Ltd., 8.260%, (SOFR30A + 3.700%), 01/26/2032	489,091	0.2
51,591	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.287%, 03/25/2036	39,470	0.0
26,294	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.890%, 09/25/2037	22,505	0.0
100,000	(3)	Connecticut Avenue Securities Trust 2020-R02 2B1, 7.845%, (US0001M + 3.000%), 01/25/2040	93,808	0.0
200,000	(3)	Connecticut Avenue Securities Trust 2021-R01 1M2, 6.110%, (SOFR30A + 1.550%), 10/25/2041	194,410	0.1
100,000	(3)	Connecticut Avenue Securities Trust 2022-R02 2B1, 9.060%, (SOFR30A + 4.500%), 01/25/2042	95,374	0.0
246,548		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	235,884	0.1
386,178		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	386,282	0.1
37,911		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 8.845%, (US0001M + 4.000%), 05/25/2025	39,193	0.0
4,198	(3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 7.145%, (US0001M + 2.300%), 08/25/2031	4,198	0.0
55,055	(3)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 6.895%, (US0001M + 2.050%), 01/25/2040	55,257	0.0
148,222		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	146,424	0.1
133,469	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.536%, 02/25/2049	136,221	0.1
113,666		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	113,629	0.1
85,609		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	83,686	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

171,926		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	168,669	0.1
52,179		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	52,743	0.0
36,524		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	38,592	0.0
64,375		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	62,831	0.0
375,095		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	359,510	0.1
39,752		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	38,029	0.0
87,446	(3),(4)	Flagstar Mortgage Trust 2018-1 B3, 3.951%, 03/25/2048	75,221	0.0
274,328		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	282,055	0.1
38,939		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	39,619	0.0
36,687		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	37,700	0.0
9,185		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	9,380	0.0
28,791		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	29,209	0.0
89,466		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	90,832	0.0
34,681		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	35,063	0.0
31,065	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 5.071%, 03/15/2033	29,990	0.0
33,015		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	34,314	0.0
5,827		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	5,772	0.0
211,582		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	199,119	0.1
571,787		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	554,798	0.2
581,853		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	564,096	0.2
1,090,318		Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	995,184	0.3
534,123		Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	487,165	0.2
137,430		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	133,716	0.1
208,005	(3)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 6.560%, (SOFR30A + 2.000%), 12/25/2050	208,252	0.1
79,758	(3)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 7.945%, (US0001M + 3.100%), 03/25/2050	81,783	0.0
195,770	(3)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 6.210%, (SOFR30A + 1.650%), 01/25/2034	192,220	0.1
600,000	(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.310%, (SOFR30A + 3.750%), 12/25/2041	540,537	0.2
100,000	(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.960%, (SOFR30A + 3.400%), 01/25/2042	91,098	0.0
233,925		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	204,881	0.1
1,153,394		Ginnie Mae 2019-15 CZ, 3.500%, 02/20/2049	1,031,309	0.4
28,525		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	28,769	0.0
192,918		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	186,848	0.1
6,609		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	6,762	0.0
21,157		HomeBanc Mortgage Trust 2004-1 2A, 5.705%, (US0001M + 0.860%), 08/25/2029	19,814	0.0
38,263	(3),(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	36,993	0.0
146,710	(3),(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	126,789	0.1
44,950		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	27,032	0.0
300,000	(3)	Mortgage Insurance-Linked Notes 2021-3 M1B, 7.460%, (SOFR30A + 2.900%), 02/25/2034	292,749	0.1
8,418		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	7,063	0.0
14,810	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.187%, 10/25/2036	13,026	0.0
35,319		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 5.865%, (US0001M + 0.510%), 08/25/2045	33,073	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

18,391		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 5.825%, (US0001M + 0.490%), 10/25/2045	16,824	0.0
20,634	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.680%, 08/25/2046	17,822	0.0
98,115	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.489%, 12/25/2036	85,493	0.0
52,634	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.366%, 07/25/2037	43,240	0.0
123,630		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 4.098%, (12MTA + 0.960%), 08/25/2046	74,919	0.0
10,146		Wells Fargo Alternative Loan 2007-PA2 2A1, 5.275%, (US0001M + 0.430%), 06/25/2037	8,139	0.0
8,609	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.637%, 04/25/2036	7,980	0.0
13,754	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.330%, 12/28/2037	11,819	0.0

	Total Collateralized Mortgage Obligations
	(Cost $11,660,840)		10,586,424	3.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.5%
		Federal Home Loan Mortgage Corporation: 0.1%(6)
5,513		2.500%,05/01/2030	5,240	0.0
3,808		2.500%,05/01/2030	3,620	0.0
8,200		2.500%,06/01/2030	7,758	0.0
15,761		3.000%,03/01/2045	14,568	0.0
11,942		3.000%,03/01/2045	11,028	0.0
18,214		3.000%,04/01/2045	16,817	0.0
28,014		3.500%,03/01/2045	26,503	0.0
75,115		4.000%,12/01/2041	73,663	0.0
26,870		4.000%,12/01/2042	26,359	0.0
3,388		4.000%,09/01/2045	3,310	0.0
3,543		4.000%,09/01/2045	3,461	0.0
4,778		4.000%,09/01/2045	4,667	0.0
3,765		4.000%,09/01/2045	3,678	0.0
40,127		4.500%,08/01/2041	39,941	0.0
158,707		4.500%,09/01/2041	159,932	0.1
1,957		5.500%,07/01/2037	2,035	0.0
1,544		6.500%,12/01/2031	1,604	0.0
			404,184	0.1

		Federal National Mortgage Association: 0.1%(6)
333,126		4.500%,09/01/2047	343,352	0.1

		Government National Mortgage Association: 1.3%
1,163,313		2.500%,05/20/2051	1,027,963	0.4
616,806		3.000%,11/20/2051	564,122	0.2
1,887,727		3.500%,05/20/2050	1,787,717	0.6
19,282		4.000%,11/20/2040	19,057	0.0
39,718		4.000%,03/20/2046	38,861	0.0
312,000	(7)	4.000%,04/15/2053	300,399	0.1
35,995		4.500%,08/20/2041	36,484	0.0
67,361		4.500%,09/15/2047	67,537	0.0
			3,842,140	1.3

		Uniform Mortgage-Backed Securities: 4.0%
264,841		2.000%,05/01/2051	219,781	0.1
273,981		2.000%,10/01/2051	226,928	0.1
930,289		2.000%,02/01/2052	773,247	0.3
1,006,837		2.000%,03/01/2052	834,038	0.3
10,704		2.500%,05/01/2030	10,133	0.0
20,405		2.500%,06/01/2030	19,317	0.0
14,836		2.500%,06/01/2030	14,045	0.0
8,058		2.500%,07/01/2030	7,629	0.0
1,286,875		2.500%,02/01/2051	1,111,023	0.4
540,676		2.500%,06/01/2051	467,299	0.2
958,990		2.500%,11/01/2051	829,810	0.3
313,768		2.500%,01/01/2052	272,600	0.1
468,888		2.500%,02/01/2052	406,607	0.1
568,368		2.500%,02/01/2052	492,985	0.2
796,148		2.500%,02/01/2052	693,507	0.2
873,082		2.500%,02/01/2052	759,710	0.3
354,511		2.500%,03/01/2052	308,437	0.1
30,279		3.000%,09/01/2043	27,958	0.0
148,756		3.000%,04/01/2045	137,284	0.0
99,634		3.000%,07/01/2046	91,577	0.0
528,682		3.000%,04/01/2050	478,727	0.2
1,020,896		3.000%,02/01/2052	925,712	0.3
943,035		3.000%,04/01/2052	851,567	0.3
761,717		3.000%,05/01/2052	687,075	0.2
34,347		3.500%,10/01/2042	32,797	0.0
304,478		3.500%,08/01/2046	287,843	0.1
7,988		4.000%,07/01/2042	7,825	0.0
75,065		4.000%,07/01/2042	73,535	0.0
119,960		4.000%,01/01/2045	119,570	0.0
19,857		4.000%,06/01/2045	19,378	0.0
42,218		4.000%,11/01/2052	41,044	0.0
226,000	(7)	4.000%,04/15/2053	216,166	0.1
14,565		4.500%,11/01/2040	14,661	0.0
31,001		4.500%,10/01/2041	31,207	0.0
184,214		5.000%,05/01/2042	188,299	0.1
50,264		5.500%,12/01/2036	51,873	0.0
155		7.000%,10/01/2029	159	0.0
876		7.000%,01/01/2032	884	0.0
			11,732,237	4.0

	Total U.S. Government Agency Obligations
	(Cost $17,252,339)		16,321,913	5.5

U.S. TREASURY OBLIGATIONS: 2.6%
		U.S. Treasury Bonds: 0.0%
1,000		1.250%,05/15/2050	582	0.0
22,000		1.375%,11/15/2040	15,173	0.0
2,200		1.625%,11/15/2050	1,412	0.0
117,400		3.250%,05/15/2042	108,384	0.0
			125,551	0.0

		U.S. Treasury Notes: 2.6%
1,000		0.125%,10/15/2023	976	0.0
260,500		0.500%,11/30/2023	253,354	0.1
137,800		1.250%,11/30/2026	126,095	0.0
219,300		1.250%,09/30/2028	193,571	0.1
45,400		2.750%,08/15/2032	42,736	0.0
679,000		3.500%,02/15/2033	680,114	0.2
732,000		3.625%,03/31/2028	733,258	0.3
219,000		3.625%,03/31/2030	220,061	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

367,000		3.875%,03/31/2025	365,903	0.1
1,507,000		3.875%,02/15/2043	1,520,775	0.5
470,000		4.000%,02/29/2028	478,537	0.2
277,000		4.000%,02/28/2030	284,358	0.1
1,208,700		4.000%,11/15/2052	1,283,111	0.4
289,000	(2)	4.625%,02/28/2025	291,833	0.1
1,074,000		4.625%,03/15/2026	1,098,543	0.4
			7,573,225	2.6

	Total U.S. Treasury Obligations
	(Cost $7,625,534)		7,698,776	2.6

ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.2%
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	98,816	0.1
150,000		Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	144,801	0.1
100,000	(3)	Ford Credit Auto Owner Trust 2022-REV1 C, 4.670%, 11/15/2034	96,654	0.0
100,000	(3)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	94,230	0.0
100,000		GM Financial Automobile Leasing Trust 2022-2 C, 4.330%, 05/20/2026	98,124	0.0
			532,625	0.2

		Home Equity Asset-Backed Securities: 0.0%
59,959	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	58,985	0.0

		Other Asset-Backed Securities: 2.9%
250,000	(3)	AMMC CLO 16 Ltd. 2015-16A CR2, 6.742%, (US0003M + 1.950%), 04/14/2029	244,863	0.1
29,906	(3)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	27,923	0.0
300,000	(3)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 7.584%, (US0001M + 2.900%), 11/15/2036	284,288	0.1
400,000	(3)	ARES XLIV CLO Ltd. 2017-44A A2R, 6.092%, (US0003M + 1.300%), 04/15/2034	387,048	0.1
250,000	(3)	Barings Clo Ltd. 2023-IA A, 6.855%, (TSFR3M + 1.750%), 04/20/2036	248,821	0.1
85,858	(3)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	75,022	0.0
250,000	(3)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 6.958%, (US0003M + 2.150%), 01/20/2032	238,873	0.1
500,000	(3)	Benefit Street Partners Clo XXII Ltd. 2020-22A AR, 5.989%, (TSFR3M + 1.350%), 04/20/2035	490,666	0.2
500,000	(3)	BlueMountain CLO 2014-2A A2R2 Ltd., 6.208%, (US0003M + 1.400%), 10/20/2030	494,062	0.2
250,000	(3)	BlueMountain CLO Ltd. 2021-28A C, 6.792%, (US0003M + 2.000%), 04/15/2034	233,588	0.1
455,000	(3)	BlueMountain CLO XXX Ltd. 2020-30A CR, 6.808%, (TSFR3M + 2.150%), 04/15/2035	415,941	0.2
250,000	(3)	BlueMountain CLO XXXI Ltd. 2021-31A A1, 5.948%, (US0003M + 1.150%), 04/19/2034	244,106	0.1
99,000	(3)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	90,553	0.0
250,000	(3)	Carlyle US Clo 2017-2A CR Ltd., 6.208%, (US0003M + 1.400%), 07/20/2031	245,493	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 5.445%, (US0001M + 0.600%), 07/25/2033	15,556	0.0
74,150	(3)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	65,457	0.0
89,813	(3)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	78,491	0.0
95,750	(3)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	91,078	0.0
194,000	(3)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	173,132	0.1
98,250	(3)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	81,769	0.0
96,000	(3)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	90,565	0.0
250,000	(3)	Eaton Vance Clo 2015-1A A2R Ltd., 6.058%, (US0003M + 1.250%), 01/20/2030	241,096	0.1
98,500	(3)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	96,531	0.0
250,000	(3)	Galaxy XXII CLO Ltd. 2016-22A ARR, 5.992%, (US0003M + 1.200%), 04/16/2034	244,134	0.1
12,918	(3)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	12,460	0.0
224,960	(3)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	197,332	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

237,353	(3)	LCM XXIV Ltd. 24A AR, 5.788%, (US0003M + 0.980%), 03/20/2030	234,603	0.1
66,741	(3)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	55,171	0.0
67,302	(3)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	53,291	0.0
112,336	(3)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	88,501	0.0
250,000	(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 6.798%, (US0003M + 2.000%), 04/19/2033	239,495	0.1
44,772	(3)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	44,625	0.0
200,000	(3),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	182,559	0.1
34,562	(3)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	32,389	0.0
29,839	(3)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	27,427	0.0
55,821	(3)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	47,378	0.0
63,148	(3)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	51,185	0.0
250,000	(3)	Oak Hill Credit Partners 2021-8A C, 6.695%, (US0003M + 1.900%), 01/18/2034	235,518	0.1
250,000	(3)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 5.992%, (US0003M + 1.200%), 07/15/2029	244,430	0.1
200,000	(3)	OHA Loan Funding 2013-1A A1R2 Ltd., 5.905%, (US0003M + 1.090%), 07/23/2031	198,439	0.1
57,723	(3)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	55,782	0.0
250,000	(3)	Palmer Square CLO 2021-1A B Ltd., 6.508%, (US0003M + 1.700%), 04/20/2034	236,214	0.1
250,000	(3)	Rockland Park CLO Ltd. 2021-1A C, 6.708%, (US0003M + 1.900%), 04/20/2034	234,608	0.1
100,000	(3)	SoFi Consumer Loan Program 2023-1S A Trust, 5.810%, 05/15/2031	100,110	0.0
188,018	(3)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	147,713	0.1
90,041	(3)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	70,608	0.0
90,927	(3)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	78,062	0.0
188,500	(3)	Taco Bell Funding LLC 2016-1A A23, 4.970%, 05/25/2046	184,759	0.1
95,750	(3)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	92,474	0.0
98,750	(3)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	78,058	0.0
87,333	(3)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	73,629	0.0
83,000	(3)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	71,441	0.0
41,903	(3)	Upstart Securitization Trust 2021-4 A, 0.840%, 09/20/2031	40,908	0.0
94,750	(3)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	87,820	0.0
98,250	(3)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	79,568	0.0
197,000	(3)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	165,762	0.1
			8,641,375	2.9

		Student Loan Asset-Backed Securities: 0.1%
25,416	(3)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	22,808	0.0
20,298	(3)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	18,981	0.0
42,331	(3)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	39,921	0.0
33,959	(3)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	29,174	0.0
25,144	(3)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	24,092	0.0
30,856	(3)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	28,137	0.0
100,000	(3)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	92,012	0.1
60,936	(3)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	54,518	0.0
30,420	(3)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	29,377	0.0
28,977	(3)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	27,973	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

66,661	(3)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	60,659	0.0
			427,652	0.1

	Total Asset-Backed Securities
	(Cost $10,281,163)		9,660,637	3.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
500,000	(3),(4)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	241,006	0.1
500,000	(3)	AREIT 2021-CRE5 D Trust, 7.359%, (US0001M + 2.650%), 11/17/2038	466,938	0.2
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.184%, 11/15/2050	23,336	0.0
956,121	(4),(5)	BANK 2019-BNK16 XA, 0.941%, 02/15/2052	38,941	0.0
3,579,403	(4),(5)	BANK 2019-BNK21 XA, 0.844%, 10/17/2052	145,050	0.1
2,180,000	(3),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	28,140	0.0
980,424	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.030%, 03/15/2052	44,954	0.0
111,752	(3)	BX Commercial Mortgage Trust 2021-21M E, 6.855%, (US0001M + 2.171%), 10/15/2036	103,825	0.1
343,000	(3)	BX Commercial Mortgage Trust 2021-IRON E, 7.292%, (TSFR1M + 2.350%), 02/15/2038	314,722	0.1
652,071	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.226%, 05/10/2050	24,884	0.0
852,654	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.895%, 07/10/2049	38,421	0.0
1,112,723	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.027%, 10/12/2050	39,057	0.0
949,758	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.871%, 09/15/2050	28,360	0.0
1,169,561	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.670%, 06/10/2051	34,245	0.0
1,101,800	(4),(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.041%, 08/10/2056	48,959	0.0
60,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	52,989	0.0
171,498	(4),(5)	COMM 2012-CR4 XA, 1.188%, 10/15/2045	326	0.0
2,380,000	(3),(4),(5)	COMM 2012-CR4 XB, 0.401%, 10/15/2045	4,491	0.0
177,000	(4)	Comm 2013-CCRE13 C Mortgage Trust, 4.876%, 11/10/2046	164,271	0.1
1,295,702	(4),(5)	COMM 2016-CR28 XA, 0.640%, 02/10/2049	19,551	0.0
687,952	(4),(5)	COMM 2017-COR2 XA, 1.155%, 09/10/2050	26,104	0.0
130,000	(3),(4)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	102,324	0.1
644,872		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	89,564	0.1
1,642,582	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.881%, 11/25/2030	84,796	0.0
782,686	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.324%, 07/25/2035	82,105	0.0
1,283,273	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.868%, 10/25/2035	94,262	0.1
848,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	58,904	0.0
300,000	(3)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	204,767	0.1
300,000	(3)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	199,004	0.1
100,000	(3)	GS Mortgage Securities Corp. II 2018-RIVR F, 6.784%, (US0001M + 2.100%), 07/15/2035	46,500	0.0
959,545	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 0.935%, 06/10/2047	6,092	0.0
1,338,756	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.567%, 11/10/2049	21,351	0.0
822,949	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.012%, 05/10/2050	27,768	0.0
1,213,522	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.951%, 02/10/2052	51,601	0.0
2,048,352	(4),(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.805%, 09/10/2052	77,395	0.0
90,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	78,812	0.0
1,298,125	(4),(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.129%, 05/12/2053	78,196	0.0
1,106,518	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.579%, 12/15/2049	17,988	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

100,000	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	52,502	0.0
371,136	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.604%, 04/15/2047	1,707	0.0
1,437,335	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 0.954%, 12/15/2047	15,180	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	56,108	0.0
3,333,307	(4),(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.636%, 11/15/2052	109,828	0.1
1,006,008	(4),(5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.295%, 05/15/2054	68,666	0.0
1,915,983	(4),(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 0.923%, 03/15/2051	71,218	0.0
60,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	52,258	0.0
400,000	(3)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	254,389	0.1
1,015,387	(4),(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.604%, 08/15/2052	70,046	0.0
500,000	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.005%, 10/15/2057	380,046	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $5,214,706)		4,341,947	1.5

SOVEREIGN BONDS: 0.1%
200,000		Colombia Government International Bond, 3.125%, 04/15/2031	153,061	0.0
200,000		Mexico Government International Bond, 3.500%, 02/12/2034	170,062	0.1

	Total Sovereign Bonds
	(Cost $398,441)		323,123	0.1

	Value	Percentage of Net Assets
PURCHASED OPTIONS (8): 0.0%
Total Purchased Options
(Cost $34,044)	3,394	0.0

Total Long-Term Investments
(Cost $283,477,569)	291,176,127	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
		Commercial Paper: 1.6%
400,000		American Electric Power Co., Inc., 4.910%, 04/24/2023	398,599	0.1
1,500,000		American Electric Power Co., Inc., 4.950%, 04/25/2023	1,494,520	0.5
250,000		Dollar General Corp., 5.010%, 04/04/2023	249,859	0.1
250,000		EIDP Inc., 5.170%, 04/17/2023	249,384	0.1
646,000		EIDP Inc., 5.100%, 05/01/2023	643,060	0.2
500,000		Fiserv, Inc., 5.220%, 04/04/2023	499,717	0.2
1,300,000		McCormick & Co., Inc., 5.290%, 04/28/2023	1,294,657	0.4

	Total Commercial Paper
	(Cost $4,830,548)		4,829,796	1.6

		U.S. Government Agency Obligations: 0.4%
1,000,000	(9)	Federal Home Loan Bank Discount Notes, 4.452%, 04/03/2023
		(Cost $999,753)	1,000,000	0.4

		Repurchase Agreements: 1.8%
1,307,883	(10)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,308,401, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,334,041, due 11/01/49-02/01/51)	1,307,883	0.4
231,403	(10)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $231,494, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $236,031, due 12/26/24-03/20/53)	231,403	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,307,883	(10)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,308,399, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,334,041, due 06/15/24-02/15/53)	1,307,883	0.5
1,307,883	(10)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,308,411, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,334,049, due 04/14/23-03/21/28)	1,307,883	0.4
1,307,883	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,308,401, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,334,041, due 04/06/23-02/20/53)	1,307,883	0.4

	Total Repurchase Agreements
	(Cost $5,462,935)		5,462,935	1.8

	Total Short-Term Investments
	(Cost $11,293,236)		11,292,731	3.8

	Total Investments in Securities (Cost $294,770,805)		$302,468,858	101.6
	Liabilities in Excess of Other Assets		(4,743,404)	(1.6)
	Net Assets		$297,725,454	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2023.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,384,739	$714,323	$–	$8,099,062
Consumer Discretionary	11,632,967	1,857,302	–	13,490,269
Consumer Staples	6,567,748	1,865,523	–	8,433,271
Energy	4,757,175	790,116	–	5,547,291
Financials	13,608,707	3,242,914	–	16,851,621
Health Care	14,401,029	2,465,235	–	16,866,264
Industrials	10,906,777	2,862,806	–	13,769,583
Information Technology	26,873,650	1,429,631	–	28,303,281
Materials	3,089,619	1,500,597	–	4,590,216
Real Estate	3,186,107	448,637	–	3,634,744
Utilities	3,358,583	660,759	–	4,019,342
Total Common Stock	105,767,101	17,837,843	–	123,604,944
Exchange-Traded Funds	18,257,007	–	–	18,257,007
Mutual Funds	76,561,639	–	–	76,561,639
Preferred Stock	–	157,085	–	157,085
Purchased Options	–	3,394	–	3,394
Corporate Bonds/Notes	–	23,659,238	–	23,659,238
Collateralized Mortgage Obligations	–	10,586,424	–	10,586,424
Asset-Backed Securities	–	9,660,637	–	9,660,637
U.S. Government Agency Obligations	–	16,321,913	–	16,321,913
Commercial Mortgage-Backed Securities	–	4,341,947	–	4,341,947
Sovereign Bonds	–	323,123	–	323,123
U.S. Treasury Obligations	–	7,698,776	–	7,698,776
Short-Term Investments	–	11,292,731	–	11,292,731
Total Investments, at fair value	$200,585,747	$101,883,111	$–	$302,468,858
Other Financial Instruments+
Centrally Cleared Swaps	–	86,205	–	86,205
Forward Premium Swaptions	–	14,819	–	14,819
Futures	582,102	–	–	582,102
Total Assets	$201,167,849	$101,984,135	$–	$303,151,984
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(112,820)	$–	$(112,820)
Futures	(523,417)	–	–	(523,417)
Written Options	–	(393,430)	–	(393,430)
Total Liabilities	$(523,417)	$(506,250)	$–	$(1,029,667)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$3,636,470	$20,725	$(4,266,957)	$609,762	$-	216,347	$(571,604)	$-
Voya Short Term Bond Fund - Class R6	11,088,112	60,410	(4,676,877)	299,306	6,770,951	96,337	(217,290)	-
Voya Small Cap Growth Fund - Class R6	2,888,514	-	(184,761)	190,151	2,893,904	-	7,239	-
Voya Small Company Fund - Class R6	5,857,662	-	(443,289)	250,562	5,664,935	27,578	6,711	-
Voya U.S. Stock Index Portfolio - Class I	-	55,178,629	-	2,270,865	57,449,494	-	-	-
Voya VACS Series HYB Fund	-	3,741,495	-	40,860	3,782,355	-	-	-

	$23,470,758	$59,001,259	$(9,571,884)	$3,661,506	$76,561,639	$340,262	$(774,944)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	65	06/16/23	$5,893,875	$174,026
U.S. Treasury 10-Year Note	17	06/21/23	1,953,672	11,351
U.S. Treasury 2-Year Note	39	06/30/23	8,051,672	74,124
U.S. Treasury 5-Year Note	40	06/30/23	4,380,312	73,736

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

U.S. Treasury Long Bond	8	06/21/23	1,049,250	7,795
U.S. Treasury Ultra Long Bond	46	06/22/23	6,491,750	241,070
			$27,820,531	$582,102
Short Contracts:
MSCI EAFE Index	(33)	06/16/23	(3,459,225)	(118,636)
S&P 500® E-Mini	(31)	06/16/23	(6,413,513)	(383,160)
U.S. Treasury Ultra 10-Year Note	(13)	06/21/23	(1,574,828)	(21,621)
			$(11,447,566)	$(523,417)

At March 31, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.255%	Annual	02/05/25	USD	376,000	$(1,303)	$(1,303)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270	Annual	02/20/25	USD	1,736,000	(4,941)	(4,941)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD	86,000	(16)	(16)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD	543,000	(5,625)	(5,625)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD	347,000	(2,811)	(2,811)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD	477,319	4,357	4,357
Pay	1-day Secured Overnight Financing Rate	Annual	3.394	Annual	05/10/33	USD	217,000	3,903	3,903
Pay	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	05/10/33	USD	434,284	10,822	10,822
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD	651,427	16,619	16,619
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD	486,000	(4,739)	(4,739)
Pay	1-day Secured Overnight Financing Rate	Annual	3.234	Annual	05/11/33	USD	122,000	549	549
Pay	1-day Secured Overnight Financing Rate	Annual	3.111	Annual	05/12/33	USD	173,500	(1,006)	(1,006)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD	282,038	(978)	(978)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD	260,000	(351)	(351)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD	347,000	592	592
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD	248,374	681	681
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD	238,813	699	699
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD	238,813	740	740
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD	282,000	1,269	1,269
Pay	1-day Secured Overnight Financing Rate	Annual	3.610	Annual	05/12/33	USD	109,000	3,967	3,967
Pay	1-day Secured Overnight Financing Rate	Annual	3.621	Annual	05/12/33	USD	195,000	7,278	7,278
Pay	1-day Secured Overnight Financing Rate	Annual	3.674	Annual	05/12/33	USD	417,000	17,425	17,425
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD	330,000	7,778	7,778
Pay	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	09/11/33	USD	480,000	6,666	6,666
Pay	1-day Secured Overnight Financing Rate	Annual	3.067	Annual	09/13/33	USD	206,000	(715)	(715)
Pay	1-day Secured Overnight Financing Rate	Annual	3.075	Annual	09/13/33	USD	259,000	(716)	(716)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Pay	1-day Secured Overnight Financing Rate	Annual	3.163	Annual	09/13/33	USD	48,000	220	220
Pay	1-day Secured Overnight Financing Rate	Annual	3.174	Annual	09/13/33	USD	240,000	1,320	1,320
Pay	1-day Secured Overnight Financing Rate	Annual	2.843	Annual	06/16/53	USD	67,000	(1,211)	(1,211)
Receive	1-day Secured Overnight Financing Rate	Annual	3.437	Annual	02/20/25	USD	1,013,000	1,289	1,289
Receive	1-day Secured Overnight Financing Rate	Annual	3.586	Annual	02/20/25	USD	550,000	(71)	(71)
Receive	1-day Secured Overnight Financing Rate	Annual	3.657	Annual	02/20/25	USD	353,000	(282)	(282)
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD	1,454,000	31	31
Receive	1-day Secured Overnight Financing Rate	Annual	3.252	Annual	05/11/33	USD	78,000	(470)	(470)
Receive	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	05/11/33	USD	217,000	(1,741)	(1,741)
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD	356,000	(4,714)	(4,714)
Receive	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	05/11/33	USD	200,000	(3,578)	(3,578)
Receive	1-day Secured Overnight Financing Rate	Annual	3.408	Annual	05/11/33	USD	256,000	(4,931)	(4,931)
Receive	1-day Secured Overnight Financing Rate	Annual	3.302	Annual	05/12/33	USD	178,000	(1,844)	(1,844)
Receive	1-day Secured Overnight Financing Rate	Annual	3.311	Annual	05/12/33	USD	230,000	(2,545)	(2,545)
Receive	1-day Secured Overnight Financing Rate	Annual	3.314	Annual	05/12/33	USD	109,000	(1,236)	(1,236)
Receive	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	05/12/33	USD	391,000	(7,971)	(7,971)
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD	369,000	(9,456)	(9,456)
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD	239,000	(8,449)	(8,449)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD	608,000	(23,797)	(23,797)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD	239,000	(10,296)	(10,296)
Receive	1-day Secured Overnight Financing Rate	Annual	3.184	Annual	09/13/33	USD	72,000	(457)	(457)
Receive	1-day Secured Overnight Financing Rate	Annual	3.236	Annual	09/13/33	USD	59,000	(633)	(633)
Receive	1-day Secured Overnight Financing Rate	Annual	3.240	Annual	09/13/33	USD	62,000	(684)	(684)
Receive	1-day Secured Overnight Financing Rate	Annual	3.353	Annual	09/13/33	USD	250,000	(5,111)	(5,111)
Receive	1-day Secured Overnight Financing Rate	Annual	2.950	Annual	06/16/53	USD	19,000	(52)	(52)
Receive	1-day Secured Overnight Financing Rate	Annual	2.956	Annual	06/16/53	USD	24,000	(90)	(90)
								$(26,615)	$(26,615)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	210,000	$10,416	$3,355
Put USD vs. Call JPY	Goldman Sachs International	04/13/23	120.000	USD	780,000	8,847	15
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	04/13/23	120.000	USD	1,268,000	14,781	24
						$34,044	$3,394

At March 31, 2023, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD	480,000	$12,984	$(22,581)
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	1,737,000	50,113	(88,011)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD	960,000	25,968	(44,587)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD	868,000	21,917	(34,586)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD	480,000	12,822	(23,026)
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Pay	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	868,000	26,604	(10,280)
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	2,894,000	13,616	(23,568)
Call on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	5,788,000	25,192	(26,093)
Call on 30-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD	240,000	10,362	(8,523)
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD	480,000	12,984	(5,815)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	1,737,000	50,113	(2,164)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD	960,000	25,968	(11,854)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD	868,000	21,917	(11,573)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD	480,000	12,822	(5,499)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	868,000	26,604	(22,576)
Put on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	2,894,000	13,616	(9,079)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Put on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	5,788,000	25,192	(36,767)
Put on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD	240,000	10,362	(6,848)
								$399,156	$(393,430)

At March 31, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	439,500	$(76,913)	$3,469
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	740,000	(130,980)	4,864
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	925,000	(166,500)	3,725
								$(374,393)	$12,058

At March 31, 2023, the following OTC written forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap	Bank of America N.A.	0.000%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD	240,000	$10,176	$10
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	0.000%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD	480,000	20,917	834
Put on 5-Year Interest Rate Swap	Bank of America N.A.	0.000%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD	240,000	10,176	215
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	0.000%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD	480,000	20,917	1,702
								$62,186	$2,761

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $295,368,086.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,037,581
Gross Unrealized Depreciation	(13,260,987)
Net Unrealized Appreciation	$6,776,594